Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Extended Market Index Portfolio

March 31, 2020

VEMI-QTLY-0520
1.9887320.101

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	198	$11,625
Bandwidth, Inc. (a)(b)	286	19,245
Cincinnati Bell, Inc. (a)	870	12,737
Cogent Communications Group, Inc.	741	60,740
Consolidated Communications Holdings, Inc.	1,267	5,765
GCI Liberty, Inc. (a)	1,689	96,222
Intelsat SA (a)(b)	1,125	1,721
Iridium Communications, Inc. (a)	1,739	38,832
ORBCOMM, Inc. (a)	1,355	3,306
Pareteum Corp. (a)(b)	2,314	953
PDVWireless, Inc. (a)	205	9,362
Vonage Holdings Corp. (a)	4,136	29,903
		290,411
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	856	2,705
Cinemark Holdings, Inc.	1,862	18,974
Glu Mobile, Inc. (a)	2,018	12,693
Lions Gate Entertainment Corp.:
Class A (a)(b)	1,205	7,326
Class B (a)	1,754	9,787
Marcus Corp.	402	4,953
Rosetta Stone, Inc. (a)	403	5,650
Sciplay Corp. (A Shares)	375	3,572
The Madison Square Garden Co. (a)	307	64,903
World Wrestling Entertainment, Inc. Class A	858	29,112
Zynga, Inc. (a)	16,804	115,107
		274,782
Interactive Media & Services - 0.6%
ANGI Homeservices, Inc. Class A (a)(b)	1,220	6,405
CarGurus, Inc. Class A (a)(b)	1,294	24,508
Cars.com, Inc. (a)	1,144	4,919
Eventbrite, Inc. (a)	633	4,621
EverQuote, Inc. Class A (a)(b)	187	4,909
Liberty TripAdvisor Holdings, Inc. (a)	1,194	2,149
Match Group, Inc. (a)(b)	958	63,266
MeetMe, Inc. (a)	1,144	6,715
Pinterest, Inc. Class A	1,843	28,456
QuinStreet, Inc. (a)	804	6,472
TripAdvisor, Inc.	1,889	32,850
TrueCar, Inc. (a)	1,683	4,073
Yelp, Inc. (a)	1,117	20,140
Zillow Group, Inc.:
Class A (a)	933	31,694
Class C (a)(b)	1,933	69,627
		310,804
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	5,497	122,528
AMC Networks, Inc. Class A (a)	802	19,497
Cable One, Inc.	89	146,317
Cardlytics, Inc. (a)	346	12,096
Central European Media Enterprises Ltd. Class A (a)	1,549	4,848
Clear Channel Outdoor Holdings, Inc. (a)	6,257	4,004
comScore, Inc. (a)	808	2,279
Cumulus Media, Inc. (a)	244	1,322
E.W. Scripps Co. Class A	954	7,193
Entercom Communications Corp. Class A	2,015	3,446
Gray Television, Inc. (a)	1,488	15,981
Interpublic Group of Companies, Inc.	6,903	111,760
John Wiley & Sons, Inc. Class A	782	29,317
Liberty Latin America Ltd.:
Class A (a)	891	9,373
Class C (a)	1,961	20,120
Loral Space & Communications Ltd. (a)	240	3,900
Meredith Corp.	707	8,640
MSG Network, Inc. Class A (a)(b)	814	8,303
National CineMedia, Inc.	1,060	3,456
New Media Investment Group, Inc. (b)	2,155	3,189
News Corp.:
Class A	6,274	56,309
Class B	2,808	25,244
Nexstar Broadcasting Group, Inc. Class A	825	47,627
Scholastic Corp.	537	13,688
Sinclair Broadcast Group, Inc. Class A (b)	1,173	18,862
Sirius XM Holdings, Inc. (b)	24,249	119,790
TechTarget, Inc. (a)	403	8,306
Tegna, Inc.	3,873	42,061
The New York Times Co. Class A (b)	2,557	78,525
WideOpenWest, Inc. (a)	404	1,923
		949,904
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	777	8,244
Gogo, Inc. (a)(b)	865	1,834
NII Holdings, Inc. (a)(c)	1,280	2,778
Shenandoah Telecommunications Co.	841	41,419
Telephone & Data Systems, Inc.	1,768	29,632
U.S. Cellular Corp. (a)	270	7,908
		91,815

TOTAL COMMUNICATION SERVICES		1,917,716

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.1%
Adient PLC (a)	1,539	13,959
American Axle & Manufacturing Holdings, Inc. (a)	2,011	7,260
Autoliv, Inc.	1,397	64,276
BorgWarner, Inc.	3,680	89,682
Cooper Tire & Rubber Co.	879	14,328
Cooper-Standard Holding, Inc. (a)	269	2,763
Dana, Inc. (b)	2,616	20,431
Delphi Technologies PLC (a)	1,507	12,131
Dorman Products, Inc. (a)	515	28,464
Fox Factory Holding Corp. (a)	697	29,274
Garrett Motion, Inc. (a)	1,245	3,561
Gentex Corp.	4,487	99,432
Gentherm, Inc. (a)	573	17,992
LCI Industries (b)	449	30,007
Lear Corp.	979	79,544
Modine Manufacturing Co. (a)	851	2,766
Motorcar Parts of America, Inc. (a)(b)	308	3,875
Standard Motor Products, Inc.	360	14,965
Stoneridge, Inc. (a)	483	8,090
Tenneco, Inc. (b)	1,000	3,600
The Goodyear Tire & Rubber Co.	4,079	23,740
Veoneer, Inc. (a)(b)	1,757	12,861
Visteon Corp. (a)(b)	505	24,230
Workhorse Group, Inc. (a)(b)	934	1,691
		608,922
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	2,751	52,076
Thor Industries, Inc. (b)	990	41,758
Winnebago Industries, Inc.	590	16,408
		110,242
Distributors - 0.3%
Core-Mark Holding Co., Inc.	813	23,227
Funko, Inc. (a)(b)	308	1,229
Pool Corp.	710	139,707
		164,163
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	981	26,281
American Public Education, Inc. (a)	279	6,676
Bright Horizons Family Solutions, Inc. (a)	1,035	105,570
Career Education Corp. (a)	1,244	13,423
Carriage Services, Inc.	286	4,619
Chegg, Inc. (a)(b)	2,045	73,170
Collectors Universe, Inc.	128	2,006
Frontdoor, Inc. (a)	1,507	52,413
Graham Holdings Co.	78	26,611
Grand Canyon Education, Inc. (a)	860	65,605
H&R Block, Inc.	3,483	49,041
Houghton Mifflin Harcourt Co. (a)	1,867	3,510
K12, Inc. (a)	686	12,938
Laureate Education, Inc. Class A (a)	1,910	20,074
OneSpaWorld Holdings Ltd.	578	2,347
Regis Corp. (a)(b)	422	2,494
Select Interior Concepts, Inc. (a)	320	662
Service Corp. International	3,246	126,951
ServiceMaster Global Holdings, Inc. (a)	2,415	65,205
Strategic Education, Inc.	392	54,786
Weight Watchers International, Inc. (a)	812	13,731
		728,113
Hotels, Restaurants & Leisure - 1.9%
Biglari Holdings, Inc. (a)	16	822
BJ's Restaurants, Inc.	337	4,681
Bloomin' Brands, Inc.	1,518	10,839
Boyd Gaming Corp.	1,413	20,375
Brinker International, Inc. (b)	653	7,843
Caesars Entertainment Corp. (a)	9,940	67,194
Carrols Restaurant Group, Inc. (a)(b)	814	1,481
Choice Hotels International, Inc.	569	34,851
Churchill Downs, Inc.	635	65,373
Chuy's Holdings, Inc. (a)	299	3,011
Cracker Barrel Old Country Store, Inc.	432	35,951
Dave & Buster's Entertainment, Inc. (b)	539	7,050
Del Taco Restaurants, Inc. (a)	549	1,883
Denny's Corp. (a)	1,026	7,880
Dine Brands Global, Inc.	291	8,346
Drive Shack, Inc. (a)(b)	961	1,461
Dunkin' Brands Group, Inc.	1,476	78,376
El Pollo Loco Holdings, Inc. (a)	330	2,789
Eldorado Resorts, Inc. (a)(b)	1,142	16,445
Everi Holdings, Inc. (a)	1,443	4,762
Extended Stay America, Inc. unit	3,188	23,304
Fiesta Restaurant Group, Inc. (a)	415	1,672
Golden Entertainment, Inc. (a)	341	2,254
Hilton Grand Vacations, Inc. (a)	1,539	24,270
Hyatt Hotels Corp. Class A (b)	657	31,470
Jack in the Box, Inc.	419	14,686
Lindblad Expeditions Holdings (a)	472	1,968
Marriott Vacations Worldwide Corp.	669	37,183
Monarch Casino & Resort, Inc. (a)	201	5,642
Noodles & Co. (a)	507	2,388
Papa John's International, Inc. (b)	401	21,401
Penn National Gaming, Inc. (a)	1,906	24,111
Planet Fitness, Inc. (a)	1,461	71,151
Playa Hotels & Resorts NV (a)	949	1,661
PlayAGS, Inc. (a)	458	1,214
Red Robin Gourmet Burgers, Inc. (a)(b)	228	1,943
Red Rock Resorts, Inc.	1,237	10,576
Ruth's Hospitality Group, Inc.	461	3,079
Scientific Games Corp. Class A (a)(b)	964	9,351
SeaWorld Entertainment, Inc. (a)	701	7,725
Shake Shack, Inc. Class A (a)	565	21,323
Six Flags Entertainment Corp. (b)	1,437	18,020
Texas Roadhouse, Inc. Class A	1,167	48,197
The Cheesecake Factory, Inc.	731	12,485
Twin River Worldwide Holdings, Inc.	389	5,061
Vail Resorts, Inc.	718	106,056
Wendy's Co.	3,283	48,851
Wingstop, Inc.	529	42,161
Wyndham Destinations, Inc.	1,620	35,154
Wyndham Hotels & Resorts, Inc.	1,701	53,599
		1,069,369
Household Durables - 1.4%
Beazer Homes U.S.A., Inc. (a)	511	3,291
Cavco Industries, Inc. (a)	156	22,611
Century Communities, Inc. (a)	499	7,240
Ethan Allen Interiors, Inc.	412	4,211
GoPro, Inc. Class A (a)(b)	2,223	5,824
Helen of Troy Ltd. (a)	448	64,525
Hooker Furniture Corp.	242	3,778
Installed Building Products, Inc. (a)	390	15,549
iRobot Corp. (a)(b)	517	21,145
KB Home	1,509	27,313
La-Z-Boy, Inc.	807	16,584
Leggett & Platt, Inc.	2,346	62,591
LGI Homes, Inc. (a)	386	17,428
Lovesac (a)(b)	170	991
M.D.C. Holdings, Inc.	880	20,416
M/I Homes, Inc. (a)	497	8,215
Meritage Homes Corp. (a)	652	23,805
Mohawk Industries, Inc. (a)	1,058	80,662
Newell Brands, Inc.	6,779	90,025
Skyline Champion Corp. (a)	871	13,657
Sonos, Inc. (a)	1,120	9,498
Taylor Morrison Home Corp. (a)	2,397	26,367
Tempur Sealy International, Inc. (a)	815	35,624
Toll Brothers, Inc.	2,155	41,484
TopBuild Corp. (a)	607	43,485
TRI Pointe Homes, Inc. (a)	2,531	22,197
Tupperware Brands Corp. (b)	805	1,304
Turtle Beach Corp. (a)(b)	235	1,466
Universal Electronics, Inc. (a)	251	9,631
Whirlpool Corp.	1,126	96,611
Zagg, Inc. (a)(b)	548	1,704
		799,232
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	412	5,451
Chewy, Inc.	936	35,091
Duluth Holdings, Inc. (a)(b)	244	978
Etsy, Inc. (a)	2,109	81,070
Groupon, Inc. (a)	7,794	7,640
GrubHub, Inc. (a)(b)	1,630	66,390
Lands' End, Inc. (a)(b)	248	1,324
Liberty Interactive Corp. QVC Group Series A (a)	6,922	42,259
Overstock.com, Inc. (a)(b)	558	2,784
PetMed Express, Inc. (b)	348	10,015
Quotient Technology, Inc. (a)	1,294	8,411
Revolve Group, Inc. (b)	239	2,065
Shutterstock, Inc.	338	10,870
Stamps.com, Inc. (a)	292	37,983
Stitch Fix, Inc. (a)(b)	423	5,372
The RealReal, Inc. (b)	272	1,907
The Rubicon Project, Inc. (a)	822	4,562
Wayfair LLC Class A (a)(b)	1,171	62,578
		386,750
Leisure Products - 0.5%
Acushnet Holdings Corp.	623	16,024
American Outdoor Brands Corp. (a)	1,002	8,317
Brunswick Corp.	1,457	51,534
Callaway Golf Co.	1,640	16,761
Clarus Corp.	357	3,499
Johnson Outdoors, Inc. Class A	110	6,897
Malibu Boats, Inc. Class A (a)	366	10,537
Mattel, Inc. (a)(b)	6,180	54,446
MCBC Holdings, Inc. (a)	345	2,519
Polaris, Inc.	1,027	49,450
Sturm, Ruger & Co., Inc.	293	14,917
Vista Outdoor, Inc. (a)	985	8,668
YETI Holdings, Inc. (a)(b)	796	15,538
		259,107
Multiline Retail - 0.3%
Big Lots, Inc.	678	9,641
Dillard's, Inc. Class A (b)	173	6,392
JC Penney Corp., Inc. (a)(b)	4,923	1,772
Kohl's Corp.	2,791	40,721
Macy's, Inc. (b)	5,539	27,196
Nordstrom, Inc. (b)	1,929	29,591
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	980	45,413
		160,726
Specialty Retail - 1.8%
Aaron's, Inc. Class A	1,215	27,678
Abercrombie & Fitch Co. Class A (b)	1,101	10,008
Advance Auto Parts, Inc.	1,233	115,064
America's Car Mart, Inc. (a)	109	6,142
American Eagle Outfitters, Inc.	2,779	22,093
Asbury Automotive Group, Inc. (a)	338	18,668
At Home Group, Inc. (a)(b)	835	1,687
AutoNation, Inc. (a)	1,061	29,772
Barnes & Noble Education, Inc. (a)	639	869
Bed Bath & Beyond, Inc. (b)	2,212	9,313
Boot Barn Holdings, Inc. (a)	499	6,452
Caleres, Inc. (b)	733	3,812
Camping World Holdings, Inc.	547	3,112
Carvana Co. Class A (a)(b)	897	49,416
Chico's FAS, Inc.	2,085	2,690
Citi Trends, Inc.	179	1,593
Conn's, Inc. (a)(b)	288	1,204
Dick's Sporting Goods, Inc.	1,111	23,620
DSW, Inc. Class A (b)	972	4,841
Express, Inc. (a)(b)	1,146	1,708
Five Below, Inc. (a)	993	69,887
Floor & Decor Holdings, Inc. Class A (a)	1,249	40,080
Foot Locker, Inc.	1,915	42,226
GameStop Corp. Class A (b)	1,162	4,067
Gap, Inc. (b)	3,835	26,998
Genesco, Inc. (a)	250	3,335
GNC Holdings, Inc. Class A (a)(b)	1,555	728
Group 1 Automotive, Inc.	306	13,544
Guess?, Inc.	748	5,064
Haverty Furniture Companies, Inc.	291	3,460
Hibbett Sports, Inc. (a)	299	3,270
L Brands, Inc.	4,140	47,858
Lithia Motors, Inc. Class A (sub. vtg.)	405	33,125
Lumber Liquidators Holdings, Inc. (a)(b)	563	2,640
MarineMax, Inc. (a)	378	3,939
Michaels Companies, Inc. (a)(b)	1,313	2,127
Monro, Inc.	581	25,454
Murphy U.S.A., Inc. (a)	516	43,530
National Vision Holdings, Inc. (a)	1,417	27,518
Office Depot, Inc.	9,646	15,819
Party City Holdco, Inc. (a)(b)	895	410
Penske Automotive Group, Inc. (b)	587	16,436
Rent-A-Center, Inc.	860	12,160
RH (a)	295	29,639
Sally Beauty Holdings, Inc. (a)	2,067	16,701
Shoe Carnival, Inc.	151	3,136
Signet Jewelers Ltd.	919	5,928
Sleep Number Corp. (a)	498	9,542
Sonic Automotive, Inc. Class A (sub. vtg.)	430	5,710
Sportsman's Warehouse Holdings, Inc. (a)	749	4,614
Tailored Brands, Inc. (b)	994	1,730
The Buckle, Inc. (b)	510	6,992
The Cato Corp. Class A (sub. vtg.)	355	3,788
The Children's Place Retail Stores, Inc. (b)	272	5,320
Tilly's, Inc.	336	1,388
Urban Outfitters, Inc. (a)	1,234	17,572
Williams-Sonoma, Inc.	1,386	58,933
Winmark Corp.	38	4,842
Zumiez, Inc. (a)	358	6,201
		965,453
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	2,722	29,370
Carter's, Inc.	786	51,664
Columbia Sportswear Co.	521	36,350
Crocs, Inc. (a)	1,253	21,288
Deckers Outdoor Corp. (a)	498	66,732
Fossil Group, Inc. (a)	769	2,530
G-III Apparel Group Ltd. (a)	735	5,660
Hanesbrands, Inc.	6,450	50,762
Kontoor Brands, Inc. (b)	816	15,643
Levi Strauss & Co. Class A	747	9,285
Movado Group, Inc. (b)	293	3,463
Oxford Industries, Inc. (b)	300	10,878
PVH Corp.	1,324	49,835
Ralph Lauren Corp.	886	59,211
Rocky Brands, Inc.	111	2,148
Samsonite International SA (d)	25,800	24,157
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,390	56,739
Steven Madden Ltd.	1,392	32,336
Tapestry, Inc.	4,916	63,662
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,474	31,996
Class C (non-vtg.) (a)	3,346	26,969
Unifi, Inc. (a)	238	2,749
Vera Bradley, Inc. (a)	437	1,800
Wolverine World Wide, Inc.	1,410	21,432
		676,659

TOTAL CONSUMER DISCRETIONARY		5,928,736

CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	164	60,280
Coca-Cola Bottling Co. Consolidated	82	17,099
Craft Brew Alliance, Inc. (a)	221	3,293
Keurig Dr. Pepper, Inc.	4,743	115,113
MGP Ingredients, Inc. (b)	235	6,319
National Beverage Corp. (a)(b)	200	8,530
New Age Beverages Corp. (a)(b)	1,390	1,932
		212,566
Food & Staples Retailing - 0.8%
Andersons, Inc.	568	10,650
BJ's Wholesale Club Holdings, Inc. (a)(b)	2,174	55,372
Casey's General Stores, Inc.	653	86,516
Chefs' Warehouse Holdings (a)	446	4,491
Grocery Outlet Holding Corp.	825	28,331
Ingles Markets, Inc. Class A	263	9,510
Performance Food Group Co. (a)	2,083	51,492
PriceSmart, Inc.	390	20,495
Rite Aid Corp. (a)(b)	961	14,415
SpartanNash Co.	629	9,007
Sprouts Farmers Market LLC (a)	2,123	39,467
U.S. Foods Holding Corp. (a)	3,902	69,104
United Natural Foods, Inc. (a)(b)	988	9,070
Weis Markets, Inc.	303	12,623
		420,543
Food Products - 1.8%
B&G Foods, Inc. Class A (b)	1,119	20,243
Beyond Meat, Inc. (b)	182	12,121
Bunge Ltd.	2,511	103,026
Cal-Maine Foods, Inc.	533	23,441
Calavo Growers, Inc. (b)	286	16,499
Campbell Soup Co.	2,994	138,203
Darling International, Inc. (a)	2,926	56,091
Farmer Brothers Co. (a)	278	1,935
Flowers Foods, Inc.	3,409	69,953
Fresh Del Monte Produce, Inc. (b)	533	14,716
Freshpet, Inc. (a)	612	39,088
Hostess Brands, Inc. Class A (a)	2,195	23,399
Ingredion, Inc.	1,184	89,392
J&J Snack Foods Corp.	266	32,186
John B. Sanfilippo & Son, Inc.	157	14,036
Lancaster Colony Corp.	354	51,203
Landec Corp. (a)	511	4,441
Pilgrim's Pride Corp. (a)	910	16,489
Post Holdings, Inc. (a)	1,176	97,573
Sanderson Farms, Inc.	353	43,532
Seaboard Corp.	4	11,251
The Hain Celestial Group, Inc. (a)	1,444	37,501
The Simply Good Foods Co. (a)	1,493	28,755
Tootsie Roll Industries, Inc.	293	10,536
TreeHouse Foods, Inc. (a)	1,011	44,636
		1,000,246
Household Products - 0.2%
Central Garden & Pet Co. (a)	208	5,720
Central Garden & Pet Co. Class A (non-vtg.) (a)	687	17,567
Energizer Holdings, Inc. (b)	1,150	34,788
Spectrum Brands Holdings, Inc. (b)	790	28,732
WD-40 Co.	242	48,606
		135,413
Personal Products - 0.3%
Coty, Inc. Class A	5,315	27,425
Edgewell Personal Care Co. (a)	950	22,876
elf Beauty, Inc. (a)	467	4,595
Herbalife Nutrition Ltd. (a)	1,653	48,201
Inter Parfums, Inc.	307	14,229
LifeVantage Corp. (a)	197	2,029
MediFast, Inc.	203	12,688
Nu Skin Enterprises, Inc. Class A	1,006	21,981
USANA Health Sciences, Inc. (a)	226	13,054
		167,078
Tobacco - 0.1%
22nd Century Group, Inc. (a)	1,887	1,415
Turning Point Brands, Inc. (b)	168	3,546
Universal Corp.	432	19,099
Vector Group Ltd.	2,084	19,631
		43,691

TOTAL CONSUMER STAPLES		1,979,537

ENERGY - 2.0%
Energy Equipment & Services - 0.5%
Apergy Corp. (a)	1,347	7,745
Archrock, Inc.	2,256	8,483
Cactus, Inc.	823	9,547
Core Laboratories NV (b)	770	7,962
Diamond Offshore Drilling, Inc. (a)(b)	1,176	2,152
DMC Global, Inc. (b)	258	5,937
Dril-Quip, Inc. (a)	635	19,368
Exterran Corp. (a)	480	2,304
Forum Energy Technologies, Inc. (a)	1,763	313
Frank's International NV (a)	1,777	4,602
Helix Energy Solutions Group, Inc. (a)	2,479	4,066
Helmerich & Payne, Inc.	1,959	30,658
Liberty Oilfield Services, Inc. Class A	905	2,434
Matrix Service Co. (a)	470	4,451
Nabors Industries Ltd.	5,863	2,287
National Oilwell Varco, Inc.	6,927	68,092
Newpark Resources, Inc. (a)	1,603	1,438
Nextier Oilfield Solutions, Inc. (a)	2,760	3,229
Noble Corp. (a)(b)	4,355	1,132
Oceaneering International, Inc. (a)	1,712	5,033
Oil States International, Inc. (a)	1,072	2,176
Patterson-UTI Energy, Inc.	3,406	8,004
ProPetro Holding Corp. (a)	1,442	3,605
RPC, Inc. (b)	855	1,761
SEACOR Holdings, Inc. (a)	304	8,196
Select Energy Services, Inc. Class A (a)	1,123	3,627
Solaris Oilfield Infrastructure, Inc. Class A	532	2,793
TechnipFMC PLC	7,580	51,089
Tidewater, Inc. (a)(b)	686	4,857
Transocean Ltd. (United States) (a)(b)	10,041	11,648
U.S. Silica Holdings, Inc.	1,249	2,248
Valaris PLC Class A (b)	3,460	1,557
		292,794
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)(b)	3,544	2,527
Arch Coal, Inc. (b)	264	7,630
Ardmore Shipping Corp.	581	3,050
Berry Petroleum Corp.	710	1,711
Bonanza Creek Energy, Inc. (a)	351	3,949
Brigham Minerals, Inc. Class A	495	4,094
Cabot Oil & Gas Corp.	7,263	124,851
California Resources Corp. (a)(b)	827	827
Callon Petroleum Co. (a)	6,652	3,645
Centennial Resource Development, Inc. Class A (a)	3,498	920
Chesapeake Energy Corp. (a)(b)	20,385	3,520
Cimarex Energy Co.	1,837	30,917
Clean Energy Fuels Corp. (a)	2,575	4,584
CNX Resources Corp. (a)	3,264	17,364
CONSOL Energy, Inc. (a)(b)	392	1,446
Continental Resources, Inc. (b)	1,508	11,521
Contura Energy, Inc. (a)(b)	320	752
CVR Energy, Inc.	508	8,397
Delek U.S. Holdings, Inc.	1,359	21,418
Denbury Resources, Inc. (a)	8,850	1,634
Devon Energy Corp.	6,932	47,900
Diamond S Shipping, Inc. (a)	383	4,523
EQT Corp.	4,523	31,978
Equitrans Midstream Corp. (b)	3,723	18,727
Extraction Oil & Gas, Inc. (a)	1,022	431
Falcon Minerals Corp.	631	1,357
Green Plains, Inc.	558	2,706
Gulfport Energy Corp. (a)	2,454	1,091
Highpoint Resources, Inc. (a)	2,099	399
HollyFrontier Corp.	2,652	65,001
International Seaways, Inc.	439	10,488
Kosmos Energy Ltd.	6,314	5,655
Laredo Petroleum, Inc. (a)	3,256	1,237
Magnolia Oil & Gas Corp. Class A (a)	1,772	7,088
Marathon Oil Corp.	14,293	47,024
Matador Resources Co. (a)(b)	1,923	4,769
Murphy Oil Corp. (b)	2,611	16,005
National Energy Services Reunited Corp. (a)	501	2,545
Noble Energy, Inc.	8,535	51,551
Northern Oil & Gas, Inc. (a)(b)	3,916	2,597
Oasis Petroleum, Inc. (a)	5,045	1,766
Ovintiv, Inc. (b)	4,537	12,250
Par Pacific Holdings, Inc. (a)	643	4,565
Parsley Energy, Inc. Class A	5,570	31,916
PBF Energy, Inc. Class A	1,781	12,609
PDC Energy, Inc. (a)	1,699	10,551
Peabody Energy Corp.	1,187	3,442
Penn Virginia Corp. (a)	247	763
QEP Resources, Inc.	4,027	1,347
Range Resources Corp. (b)	3,935	8,972
Renewable Energy Group, Inc. (a)(b)	682	14,001
Rex American Resources Corp. (a)	105	4,884
Ring Energy, Inc. (a)(b)	1,068	703
SM Energy Co.	1,855	2,263
Southwestern Energy Co. (a)(b)	9,666	16,336
Talos Energy, Inc. (a)(b)	351	2,018
Targa Resources Corp.	4,196	28,994
Teekay Corp. (a)(b)	1,091	3,448
Teekay Tankers Ltd. (a)	436	9,697
Tellurian, Inc. (a)(b)	1,562	1,412
W&T Offshore, Inc. (a)	1,710	2,907
Whiting Petroleum Corp. (a)(b)	1,467	983
World Fuel Services Corp.	1,150	28,957
WPX Energy, Inc. (a)	7,586	23,137
		805,750

TOTAL ENERGY		1,098,544

FINANCIALS - 14.7%
Banks - 6.3%
1st Source Corp.	256	8,302
Allegiance Bancshares, Inc. (b)	335	8,077
Amalgamated Bank	264	2,856
Ameris Bancorp	1,191	28,298
Associated Banc-Corp.	2,800	35,812
Atlantic Capital Bancshares, Inc. (a)	420	4,985
Banc of California, Inc.	789	6,312
BancFirst Corp.	314	10,478
Bancorp, Inc., Delaware (a)	868	5,269
BancorpSouth Bank (b)	1,727	32,675
Bank of Hawaii Corp.	721	39,828
Bank OZK	2,169	36,222
BankUnited, Inc.	1,706	31,902
Banner Corp.	652	21,542
Berkshire Hills Bancorp, Inc.	742	11,026
BOK Financial Corp.	560	23,834
Boston Private Financial Holdings, Inc.	1,453	10,389
Bridge Bancorp, Inc.	320	6,771
Brookline Bancorp, Inc., Delaware	1,400	15,792
Bryn Mawr Bank Corp.	357	10,132
Byline Bancorp, Inc.	408	4,231
Cadence Bancorp Class A	2,242	14,685
Camden National Corp.	264	8,303
Carolina Financial Corp.	401	10,374
Carter Bank & Trust	395	3,626
Cathay General Bancorp	1,327	30,455
Centerstate Banks of Florida, Inc.	2,242	38,630
Central Pacific Financial Corp.	501	7,966
CIT Group, Inc.	1,663	28,703
City Holding Co.	288	19,161
Columbia Banking Systems, Inc.	1,273	34,116
Comerica, Inc.	2,580	75,697
Commerce Bancshares, Inc.	1,844	92,845
Community Bank System, Inc. (b)	920	54,096
Community Trust Bancorp, Inc.	302	9,601
ConnectOne Bancorp, Inc.	587	7,889
Cullen/Frost Bankers, Inc.	1,016	56,683
Customers Bancorp, Inc. (a)	501	5,476
CVB Financial Corp.	2,371	47,539
Eagle Bancorp, Inc.	585	17,673
East West Bancorp, Inc.	2,602	66,975
Enterprise Financial Services Corp.	462	12,894
Equity Bancshares, Inc. (a)	248	4,278
FB Financial Corp. (b)	304	5,995
First Bancorp, North Carolina	508	11,725
First Bancorp, Puerto Rico	3,821	20,328
First Bancshares, Inc.	328	6,255
First Busey Corp.	861	14,732
First Citizens Bancshares, Inc.	146	48,599
First Commonwealth Financial Corp.	1,718	15,703
First Financial Bancorp, Ohio	1,746	26,033
First Financial Bankshares, Inc. (b)	2,422	65,006
First Financial Corp., Indiana	239	8,059
First Foundation, Inc.	702	7,174
First Hawaiian, Inc.	2,345	38,763
First Horizon National Corp.	5,587	45,031
First Interstate Bancsystem, Inc.	647	18,659
First Merchants Corp.	1,009	26,728
First Midwest Bancorp, Inc., Delaware	1,918	25,385
Flushing Financial Corp.	482	6,440
FNB Corp., Pennsylvania	5,810	42,820
Franklin Financial Network, Inc.	240	4,894
Fulton Financial Corp.	2,948	33,873
German American Bancorp, Inc.	430	11,804
Glacier Bancorp, Inc.	1,529	51,994
Great Southern Bancorp, Inc.	190	7,676
Great Western Bancorp, Inc.	1,019	20,869
Hancock Whitney Corp.	1,567	30,588
Hanmi Financial Corp.	566	6,141
HarborOne Bancorp, Inc.	1,002	7,545
Heartland Financial U.S.A., Inc.	571	17,244
Heritage Commerce Corp.	1,029	7,892
Heritage Financial Corp., Washington	643	12,860
Hilltop Holdings, Inc.	1,220	18,446
Home Bancshares, Inc.	2,793	33,488
Hope Bancorp, Inc.	2,316	19,038
Horizon Bancorp, Inc. Indiana	620	6,113
IBERIABANK Corp.	937	33,882
Independent Bank Corp.	399	5,135
Independent Bank Corp., Massachusetts	616	39,652
Independent Bank Group, Inc.	642	15,203
International Bancshares Corp.	1,036	27,848
Investors Bancorp, Inc.	3,628	28,988
Lakeland Bancorp, Inc.	898	9,707
Lakeland Financial Corp.	467	17,162
Live Oak Bancshares, Inc.	520	6,484
Mercantil Bank Holding Corp. Class A (a)	426	6,556
Mercantile Bank Corp.	315	6,669
Midland States Bancorp, Inc.	344	6,017
MidWestOne Financial Group, Inc.	188	3,937
National Bank Holdings Corp.	545	13,026
NBT Bancorp, Inc.	792	25,653
Nicolet Bankshares, Inc. (a)	157	8,569
OFG Bancorp	899	10,051
Old National Bancorp, Indiana	3,041	40,111
Opus Bank	378	6,551
Origin Bancorp, Inc.	350	7,088
Pacific Premier Bancorp, Inc.	1,035	19,499
PacWest Bancorp	2,151	38,546
Park National Corp.	261	20,264
Peapack-Gladstone Financial Corp.	298	5,349
Peoples Bancorp, Inc.	312	6,911
Peoples United Financial, Inc.	7,905	87,350
Pinnacle Financial Partners, Inc.	1,288	48,352
Popular, Inc.	1,584	55,440
Preferred Bank, Los Angeles	235	7,948
Prosperity Bancshares, Inc.	1,681	81,108
QCR Holdings, Inc.	260	7,038
Renasant Corp.	1,037	22,648
S&T Bancorp, Inc.	675	18,441
Sandy Spring Bancorp, Inc.	618	13,992
Seacoast Banking Corp., Florida (a)	900	16,479
ServisFirst Bancshares, Inc.	838	24,570
Signature Bank	962	77,335
Simmons First National Corp. Class A	2,042	37,573
South State Corp.	605	35,532
Southside Bancshares, Inc.	554	16,836
Sterling Bancorp	3,614	37,766
Stock Yards Bancorp, Inc.	375	10,849
Synovus Financial Corp.	2,623	46,060
TCF Financial Corp.	2,739	62,066
Texas Capital Bancshares, Inc. (a)	882	19,554
Tompkins Financial Corp.	224	16,083
TowneBank	1,155	20,894
Trico Bancshares	470	14,015
TriState Capital Holdings, Inc. (a)	416	4,023
Triumph Bancorp, Inc. (a)	409	10,634
Trustmark Corp.	1,163	27,098
UMB Financial Corp.	778	36,084
Umpqua Holdings Corp.	3,944	42,990
Union Bankshares Corp.	1,452	31,799
United Bankshares, Inc., West Virginia	1,819	41,983
United Community Bank, Inc.	1,394	25,524
Univest Corp. of Pennsylvania	499	8,144
Valley National Bancorp	7,005	51,207
Veritex Holdings, Inc.	826	11,539
Washington Trust Bancorp, Inc.	280	10,237
Webster Financial Corp.	1,652	37,831
WesBanco, Inc.	1,146	27,160
Westamerica Bancorp. (b)	484	28,450
Western Alliance Bancorp.	1,689	51,700
Wintrust Financial Corp.	1,025	33,682
Zions Bancorp NA	3,046	81,511
		3,474,681
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	881	52,102
Artisan Partners Asset Management, Inc.	936	20,115
Assetmark Financial Holdings, Inc. (a)	216	4,404
B. Riley Financial, Inc.	245	4,513
BGC Partners, Inc. Class A	5,083	12,809
Blucora, Inc. (a)	837	10,086
BrightSphere Investment Group, Inc.	1,158	7,400
Cohen & Steers, Inc.	386	17,544
Cowen Group, Inc. Class A	513	4,956
Diamond Hill Investment Group, Inc.	53	4,783
Donnelley Financial Solutions, Inc. (a)	518	2,730
E*TRADE Financial Corp.	4,021	138,001
Eaton Vance Corp. (non-vtg.)	2,015	64,984
Evercore, Inc. Class A	689	31,735
Federated Hermes, Inc. Class B (non-vtg.)	1,732	32,995
Focus Financial Partners, Inc. Class A (a)(b)	531	12,218
Franklin Resources, Inc.	4,958	82,749
Greenhill & Co., Inc.	277	2,726
Hamilton Lane, Inc. Class A	472	26,106
Houlihan Lokey	787	41,018
Interactive Brokers Group, Inc.	1,367	59,013
INTL FCStone, Inc. (a)	285	10,334
Invesco Ltd.	6,627	60,173
Janus Henderson Group PLC (b)	2,786	42,682
Lazard Ltd. Class A	2,008	47,308
Legg Mason, Inc.	1,450	70,833
LPL Financial	1,439	78,325
Moelis & Co. Class A	865	24,307
Morningstar, Inc.	366	42,548
Och-Ziff Capital Management Group LLC Class A	296	4,008
Oppenheimer Holdings, Inc. Class A (non-vtg.)	170	3,359
Piper Jaffray Companies	279	14,109
PJT Partners, Inc.	353	15,317
SEI Investments Co.	2,238	103,709
Stifel Financial Corp. (b)	1,219	50,320
Tradeweb Markets, Inc. Class A	1,135	47,715
Victory Capital Holdings, Inc.	279	4,564
Virtu Financial, Inc. Class A	1,299	27,045
Virtus Investment Partners, Inc.	129	9,818
Waddell & Reed Financial, Inc. Class A (b)	1,228	13,975
WisdomTree Investments, Inc.	2,154	5,019
		1,308,455
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	248	63,411
CURO Group Holdings Corp.	238	1,261
Encore Capital Group, Inc. (a)(b)	484	11,316
Enova International, Inc. (a)	578	8,375
EZCORP, Inc. (non-vtg.) Class A (a)	991	4,132
First Cash Financial Services, Inc.	762	54,666
Green Dot Corp. Class A (a)(b)	831	21,099
LendingClub Corp. (a)	1,532	12,026
LendingTree, Inc. (a)(b)	139	25,491
Navient Corp.	2,977	22,566
Nelnet, Inc. Class A	388	17,619
OneMain Holdings, Inc.	1,376	26,309
PRA Group, Inc. (a)(b)	796	22,065
Regional Management Corp. (a)	156	2,131
Santander Consumer U.S.A. Holdings, Inc.	1,692	23,536
SLM Corp.	7,531	54,148
World Acceptance Corp. (a)	95	5,188
		375,339
Diversified Financial Services - 0.4%
Cannae Holdings, Inc. (a)	1,268	42,465
FGL Holdings Class A	2,294	22,481
Jefferies Financial Group, Inc.	4,255	58,166
On Deck Capital, Inc. (a)	989	1,523
Voya Financial, Inc.	2,404	97,482
		222,117
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	799	9,860
American Equity Investment Life Holding Co. (b)	1,641	30,851
American Financial Group, Inc.	1,331	93,276
American National Insurance Co.	156	12,851
Amerisafe, Inc.	337	21,726
Argo Group International Holdings, Ltd.	604	22,384
Assurant, Inc.	1,078	112,209
Assured Guaranty Ltd.	1,698	43,791
Athene Holding Ltd. (a)	2,114	52,469
Axis Capital Holdings Ltd.	1,494	57,743
Brighthouse Financial, Inc. (a)	1,952	47,180
CNO Financial Group, Inc.	2,714	33,626
eHealth, Inc. (a)	441	62,102
Employers Holdings, Inc.	554	22,443
Enstar Group Ltd. (a)	264	41,989
Erie Indemnity Co. Class A	328	48,623
First American Financial Corp.	1,998	84,735
Genworth Financial, Inc. Class A	8,875	29,465
Goosehead Insurance (b)	205	9,149
Greenlight Capital Re, Ltd. (a)(b)	527	3,136
Hallmark Financial Services, Inc. (a)	223	901
Hanover Insurance Group, Inc.	698	63,225
HCI Group, Inc.	108	4,347
Health Insurance Innovations, Inc. (a)(b)	201	4,500
Heritage Insurance Holdings, Inc. (b)	487	5,216
Horace Mann Educators Corp.	747	27,333
James River Group Holdings Ltd.	532	19,280
Kemper Corp.	1,114	82,848
Kinsale Capital Group, Inc.	370	38,676
MBIA, Inc. (a)(b)	1,373	9,803
Mercury General Corp.	473	19,261
National General Holdings Corp.	1,136	18,801
National Western Life Group, Inc.	40	6,880
Old Republic International Corp.	5,074	77,379
Palomar Holdings, Inc.	320	18,611
Primerica, Inc.	737	65,210
ProAssurance Corp.	942	23,550
ProSight Global, Inc.	139	1,355
Reinsurance Group of America, Inc.	1,115	93,816
RenaissanceRe Holdings Ltd.	785	117,216
RLI Corp. (b)	710	62,430
Safety Insurance Group, Inc.	256	21,614
Selective Insurance Group, Inc.	1,058	52,583
State Auto Financial Corp.	295	8,198
Stewart Information Services Corp.	422	11,255
Third Point Reinsurance Ltd. (a)	1,425	10,559
Trupanion, Inc. (a)(b)	520	13,536
United Fire Group, Inc.	378	12,327
United Insurance Holdings Corp.	327	3,021
Universal Insurance Holdings, Inc.	540	9,677
Unum Group	3,683	55,282
White Mountains Insurance Group Ltd.	54	49,140
		1,847,438
Mortgage Real Estate Investment Trusts - 0.6%
AG Mortgage Investment Trust, Inc.	575	1,576
Anworth Mortgage Asset Corp.	1,766	1,996
Apollo Commercial Real Estate Finance, Inc.	2,590	19,218
Ares Commercial Real Estate Corp.	602	4,208
Arlington Asset Investment Corp.	734	1,607
Armour Residential REIT, Inc.	1,045	9,206
Blackstone Mortgage Trust, Inc.	2,394	44,576
Capstead Mortgage Corp.	1,647	6,917
Cherry Hill Mortgage Investment Corp.	286	1,773
Chimera Investment Corp.	3,352	30,503
Colony NorthStar Credit Real Estate, Inc.	1,466	5,776
Dynex Capital, Inc.	411	4,291
Exantas Capital Corp.	576	1,590
Granite Point Mortgage Trust, Inc.	943	4,781
Great Ajax Corp.	305	1,940
Invesco Mortgage Capital, Inc.	2,827	9,640
KKR Real Estate Finance Trust, Inc.	412	6,184
Ladder Capital Corp. Class A	1,719	8,148
MFA Financial, Inc.	7,948	12,319
New Residential Investment Corp.	7,396	37,054
New York Mortgage Trust, Inc.	6,400	9,920
Orchid Island Capital, Inc.	1,123	3,313
PennyMac Mortgage Investment Trust	1,820	19,328
Redwood Trust, Inc.	1,966	9,948
Starwood Property Trust, Inc.	5,020	51,455
TPG RE Finance Trust, Inc.	955	5,243
Two Harbors Investment Corp.	4,758	18,128
Western Asset Mortgage Capital Corp.	942	2,157
ZAIS Financial Corp.	624	4,505
		337,300
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc. (a)(b)	984	17,840
Capitol Federal Financial, Inc.	2,526	29,327
Columbia Financial, Inc. (a)	866	12,470
Dime Community Bancshares, Inc.	559	7,664
Essent Group Ltd.	1,759	46,332
Farmer Mac Class C (non-vtg.)	171	9,513
First Defiance Financial Corp.	666	9,817
Flagstar Bancorp, Inc.	597	11,839
HomeStreet, Inc.	425	9,448
Kearny Financial Corp.	1,337	11,485
Meridian Bancorp, Inc. Maryland	928	10,412
Meta Financial Group, Inc.	605	13,141
MGIC Investment Corp.	6,216	39,472
New York Community Bancorp, Inc.	8,318	78,106
NMI Holdings, Inc. (a)	1,188	13,793
Northfield Bancorp, Inc.	747	8,359
Northwest Bancshares, Inc.	1,747	20,213
OceanFirst Financial Corp.	1,043	16,594
Pennymac Financial Services, Inc.	727	16,074
Provident Financial Services, Inc.	1,051	13,516
Radian Group, Inc.	3,582	46,387
TFS Financial Corp.	905	13,819
Trustco Bank Corp., New York	1,811	9,798
Walker & Dunlop, Inc.	504	20,296
Washington Federal, Inc.	1,403	36,422
Waterstone Financial, Inc.	435	6,325
WMI Holdings Corp. (a)	1,269	9,302
WSFS Financial Corp.	947	23,599
		561,363

TOTAL FINANCIALS		8,126,693

HEALTH CARE - 15.1%
Biotechnology - 5.6%
Abeona Therapeutics, Inc. (a)	1,010	2,121
ACADIA Pharmaceuticals, Inc. (a)	2,000	84,500
Acceleron Pharma, Inc. (a)	812	72,974
Acorda Therapeutics, Inc. (a)	1,048	977
Adamas Pharmaceuticals, Inc. (a)	224	647
ADMA Biologics, Inc. (a)	1,189	3,424
Adverum Biotechnologies, Inc. (a)	1,064	10,395
Agenus, Inc. (a)	1,838	4,503
Agios Pharmaceuticals, Inc. (a)(b)	1,059	37,573
Aimmune Therapeutics, Inc. (a)(b)	719	10,368
Akebia Therapeutics, Inc. (a)	2,081	15,774
Akero Therapeutics, Inc. (a)(b)	105	2,226
Albireo Pharma, Inc. (a)	223	3,651
Aldeyra Therapeutics, Inc. (a)	317	783
Alector, Inc. (a)(b)	675	16,288
Alkermes PLC (a)	2,823	40,708
Allakos, Inc. (a)(b)	425	18,908
Allogene Therapeutics, Inc. (a)(b)	894	17,379
AMAG Pharmaceuticals, Inc. (a)(b)	694	4,289
Amicus Therapeutics, Inc. (a)	4,559	42,125
AnaptysBio, Inc. (a)	436	6,161
Anavex Life Sciences Corp. (a)(b)	825	2,599
Anika Therapeutics, Inc. (a)	241	6,967
Apellis Pharmaceuticals, Inc. (a)	922	24,700
Arcus Biosciences, Inc. (a)	523	7,259
Ardelyx, Inc. (a)	1,031	5,861
Arena Pharmaceuticals, Inc. (a)	905	38,010
Arrowhead Pharmaceuticals, Inc. (a)	1,782	51,268
Assembly Biosciences, Inc. (a)	483	7,163
Atara Biotherapeutics, Inc. (a)(b)	949	8,076
Athenex, Inc. (a)	880	6,811
Avid Bioservices, Inc. (a)(b)	775	3,960
AVROBIO, Inc. (a)	441	6,862
BioCryst Pharmaceuticals, Inc. (a)	2,232	4,464
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	786	26,748
Biospecifics Technologies Corp. (a)	100	5,657
bluebird bio, Inc. (a)	987	45,363
Blueprint Medicines Corp. (a)	960	56,141
Bridgebio Pharma, Inc. (b)	367	10,643
Calithera Biosciences, Inc. (a)	800	3,552
CareDx, Inc. (a)	662	14,451
Castle Biosciences, Inc.	75	2,236
Catalyst Biosciences, Inc. (a)	307	1,342
Catalyst Pharmaceutical Partners, Inc. (a)	1,629	6,272
Cel-Sci Corp. (a)(b)	572	6,601
ChemoCentryx, Inc. (a)	778	31,260
Clovis Oncology, Inc. (a)(b)	1,263	8,033
Coherus BioSciences, Inc. (a)	1,070	17,355
Concert Pharmaceuticals, Inc. (a)	344	3,041
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,084	5,680
Cortexyme, Inc.	75	3,421
Cue Biopharma, Inc. (a)	320	4,541
Cytokinetics, Inc. (a)(b)	1,025	12,085
CytomX Therapeutics, Inc. (a)	803	6,159
Deciphera Pharmaceuticals, Inc. (a)	349	14,368
Denali Therapeutics, Inc. (a)	1,342	23,498
Dicerna Pharmaceuticals, Inc. (a)	932	17,121
Dynavax Technologies Corp. (a)	1,465	5,171
Eagle Pharmaceuticals, Inc. (a)	176	8,096
Editas Medicine, Inc. (a)(b)	897	17,788
Eiger Biopharmaceuticals, Inc. (a)	389	2,645
Emergent BioSolutions, Inc. (a)	786	45,478
Enanta Pharmaceuticals, Inc. (a)	278	14,298
Epizyme, Inc. (a)(b)	1,338	20,752
Esperion Therapeutics, Inc. (a)(b)	439	13,842
Exelixis, Inc. (a)	5,405	93,074
Fate Therapeutics, Inc. (a)	1,099	24,409
FibroGen, Inc. (a)	1,402	48,720
Five Prime Therapeutics, Inc. (a)	564	1,280
Flexion Therapeutics, Inc. (a)(b)	569	4,478
Forty Seven, Inc. (a)	522	49,809
G1 Therapeutics, Inc. (a)	486	5,356
Geron Corp. (a)(b)	3,683	4,383
Global Blood Therapeutics, Inc. (a)	1,074	54,871
GlycoMimetics, Inc. (a)	694	1,582
Gossamer Bio, Inc. (a)	660	6,699
Gritstone Oncology, Inc. (a)(b)	327	1,903
Halozyme Therapeutics, Inc. (a)	2,069	37,221
Heron Therapeutics, Inc. (a)	1,353	15,884
Homology Medicines, Inc. (a)	425	6,605
ImmunoGen, Inc. (a)	3,222	10,987
Immunomedics, Inc. (a)	3,268	44,053
Inovio Pharmaceuticals, Inc. (a)(b)	2,532	18,838
Insmed, Inc. (a)	1,616	25,904
Intellia Therapeutics, Inc. (a)(b)	685	8,378
Intercept Pharmaceuticals, Inc. (a)(b)	455	28,647
Invitae Corp. (a)(b)	1,604	21,927
Ionis Pharmaceuticals, Inc. (a)	2,273	107,467
Iovance Biotherapeutics, Inc. (a)(b)	2,065	61,816
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	2,832	28,575
Jounce Therapeutics, Inc. (a)	279	1,325
Kadmon Holdings, Inc. (a)(b)	2,514	10,534
Kalvista Pharmaceuticals, Inc. (a)	195	1,492
Karuna Therapeutics, Inc. (a)	182	13,104
Karyopharm Therapeutics, Inc. (a)	1,150	22,092
Kiniksa Pharmaceuticals Ltd. (a)(b)	193	2,988
Kodiak Sciences, Inc. (a)	421	20,082
Krystal Biotech, Inc. (a)	194	8,389
Kura Oncology, Inc. (a)	695	6,915
La Jolla Pharmaceutical Co. (a)(b)	342	1,436
Ligand Pharmaceuticals, Inc. Class B (a)(b)	302	21,961
Macrogenics, Inc. (a)	856	4,982
Madrigal Pharmaceuticals, Inc. (a)(b)	165	11,015
MannKind Corp. (a)(b)	3,227	3,324
Minerva Neurosciences, Inc. (a)	559	3,365
Mirati Therapeutics, Inc. (a)(b)	650	49,966
Moderna, Inc. (a)(b)	3,965	118,752
Molecular Templates, Inc. (a)	392	5,210
Momenta Pharmaceuticals, Inc. (a)	2,021	54,971
Myriad Genetics, Inc. (a)	1,362	19,490
Natera, Inc. (a)	1,176	35,115
Neurocrine Biosciences, Inc. (a)	1,635	141,509
NextCure, Inc.	155	5,746
Novavax, Inc. (a)(b)	899	12,208
Opko Health, Inc. (a)(b)	7,280	9,755
PDL BioPharma, Inc. (a)	2,012	5,674
Pfenex, Inc. (a)	512	4,516
PhaseBio Pharmaceuticals, Inc. (a)(b)	264	874
Pieris Pharmaceuticals, Inc. (a)	801	1,826
Portola Pharmaceuticals, Inc. (a)(b)	1,244	8,870
Precigen, Inc. (a)(b)	1,275	4,335
Principia Biopharma, Inc. (a)	327	19,417
Progenics Pharmaceuticals, Inc. (a)	1,664	6,323
Protagonist Therapeutics, Inc. (a)	374	2,640
Prothena Corp. PLC (a)	675	7,223
PTC Therapeutics, Inc. (a)	1,101	49,116
Puma Biotechnology, Inc. (a)(b)	609	5,140
Ra Pharmaceuticals, Inc. (a)	629	30,198
Radius Health, Inc. (a)(b)	745	9,685
Recro Pharma, Inc. (a)(b)	271	2,214
REGENXBIO, Inc. (a)	575	18,619
Repligen Corp. (a)	833	80,418
Retrophin, Inc. (a)	791	11,541
Rhythm Pharmaceuticals, Inc. (a)(b)	530	8,067
Rigel Pharmaceuticals, Inc. (a)	3,047	4,753
Rocket Pharmaceuticals, Inc. (a)(b)	607	8,468
Rubius Therapeutics, Inc. (a)(b)	588	2,617
Sage Therapeutics, Inc. (a)	938	26,939
Sangamo Therapeutics, Inc. (a)	2,028	12,918
Sarepta Therapeutics, Inc. (a)	1,259	123,155
Sesen Bio, Inc. (a)	1,602	898
Sorrento Therapeutics, Inc. (a)(b)	2,132	3,923
Spectrum Pharmaceuticals, Inc. (a)	2,046	4,767
Stemline Therapeutics, Inc. (a)(b)	812	3,930
Stoke Therapeutics, Inc.	144	3,298
Syndax Pharmaceuticals, Inc. (a)	356	3,905
Syros Pharmaceuticals, Inc. (a)	587	3,481
TCR2 Therapeutics, Inc. (a)	229	1,772
TG Therapeutics, Inc. (a)	1,412	13,894
Translate Bio, Inc. (a)(b)	779	7,767
Turning Point Therapeutics, Inc.	253	11,299
Twist Bioscience Corp. (a)	504	15,412
Ultragenyx Pharmaceutical, Inc. (a)	972	43,186
United Therapeutics Corp. (a)	781	74,058
UNITY Biotechnology, Inc. (a)	398	2,308
Vanda Pharmaceuticals, Inc. (a)	930	9,635
Veracyte, Inc. (a)	776	18,865
Verastem, Inc. (a)(b)	2,357	6,222
Vericel Corp. (a)	785	7,198
Viking Therapeutics, Inc. (a)(b)	1,129	5,284
Voyager Therapeutics, Inc. (a)	452	4,136
Xbiotech, Inc. (a)	265	2,814
Xencor, Inc. (a)	895	26,743
XOMA Corp. (a)(b)	122	2,483
Y-mAbs Therapeutics, Inc. (a)	299	7,804
ZIOPHARM Oncology, Inc. (a)	3,278	8,031
		3,070,663
Health Care Equipment & Supplies - 3.1%
Abiomed, Inc. (a)	803	116,563
Accuray, Inc. (a)	1,660	3,154
Alphatec Holdings, Inc. (a)	707	2,439
Angiodynamics, Inc. (a)	706	7,364
Antares Pharma, Inc. (a)	2,737	6,459
Atricure, Inc. (a)	693	23,278
Atrion Corp.	26	16,900
Avanos Medical, Inc. (a)	871	23,456
AxoGen, Inc. (a)	651	6,770
Axonics Modulation Technologies, Inc. (a)(b)	262	6,657
BioLife Solutions, Inc. (a)(b)	184	1,748
Cantel Medical Corp.	676	24,268
Cardiovascular Systems, Inc. (a)	636	22,394
Cerus Corp. (a)	2,732	12,704
CONMED Corp.	512	29,322
Cryolife, Inc. (a)	653	11,049
CryoPort, Inc. (a)(b)	628	10,720
Cutera, Inc. (a)	233	3,043
Genmark Diagnostics, Inc. (a)	842	3,469
Glaukos Corp. (a)(b)	709	21,880
Globus Medical, Inc. (a)(b)	1,369	58,224
Haemonetics Corp. (a)	900	89,694
Heska Corp. (a)	120	6,636
Hill-Rom Holdings, Inc.	1,186	119,312
ICU Medical, Inc. (a)	342	69,005
Inogen, Inc. (a)	331	17,099
Integer Holdings Corp. (a)	588	36,962
Integra LifeSciences Holdings Corp. (a)	1,269	56,686
IntriCon Corp. (a)	149	1,754
Invacare Corp.	546	4,057
IRadimed Corp. (a)	92	1,964
iRhythm Technologies, Inc. (a)	473	38,479
Lantheus Holdings, Inc. (a)	701	8,945
LeMaitre Vascular, Inc. (b)	299	7,451
LivaNova PLC (a)	862	39,006
Masimo Corp. (a)	870	154,094
Meridian Bioscience, Inc. (a)	728	6,115
Merit Medical Systems, Inc. (a)	985	30,781
Mesa Laboratories, Inc.	70	15,826
Natus Medical, Inc. (a)	590	13,647
Neogen Corp. (a)	937	62,770
Nevro Corp. (a)	553	55,289
NuVasive, Inc. (a)	930	47,114
OraSure Technologies, Inc. (a)	1,068	11,492
Orthofix International NV (a)	336	9,411
OrthoPediatrics Corp. (a)	161	6,382
Penumbra, Inc. (a)	570	91,958
Quidel Corp. (a)	674	65,924
Seaspine Holdings Corp. (a)	402	3,284
Senseonics Holdings, Inc. (a)(b)	2,507	1,588
Shockwave Medical, Inc. (a)	142	4,712
SI-BONE, Inc. (a)	342	4,087
Sientra, Inc. (a)	763	1,518
Silk Road Medical, Inc. (b)	103	3,242
Staar Surgical Co. (a)	504	16,259
SurModics, Inc. (a)	238	7,930
Tactile Systems Technology, Inc. (a)(b)	334	13,413
Tandem Diabetes Care, Inc. (a)	1,000	64,350
TransMedics Group, Inc.	97	1,172
Vapotherm, Inc. (a)	256	4,820
Varex Imaging Corp. (a)	671	15,238
ViewRay, Inc. (a)	1,925	4,813
Wright Medical Group NV (a)	2,250	64,463
Zynex, Inc. (a)(b)	246	2,723
		1,693,326
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	1,603	29,415
Addus HomeCare Corp. (a)	236	15,954
Amedisys, Inc. (a)	573	105,168
American Renal Associates Holdings, Inc. (a)	246	1,626
AMN Healthcare Services, Inc. (a)	833	48,156
Apollo Medical Holdings, Inc. (a)(b)	453	5,853
BioScrip, Inc. (a)	566	5,360
BioTelemetry, Inc. (a)	600	23,106
Brookdale Senior Living, Inc. (a)	3,282	10,240
Chemed Corp.	284	123,029
Community Health Systems, Inc. (a)(b)	2,039	6,810
Corvel Corp. (a)	152	8,286
Covetrus, Inc. (a)	1,796	14,619
Cross Country Healthcare, Inc. (a)	620	4,179
DaVita HealthCare Partners, Inc. (a)	1,593	121,164
Encompass Health Corp.	1,752	112,181
Guardant Health, Inc. (a)(b)	719	50,042
Hanger, Inc. (a)	648	10,096
HealthEquity, Inc. (a)	1,264	63,946
LHC Group, Inc. (a)	527	73,885
Magellan Health Services, Inc. (a)	379	18,234
MEDNAX, Inc. (a)(b)	1,473	17,146
Molina Healthcare, Inc. (a)	1,115	155,777
National Healthcare Corp.	209	14,992
National Research Corp. Class A	205	9,323
Owens & Minor, Inc.	1,110	10,157
Patterson Companies, Inc.	1,563	23,898
Pennant Group, Inc. (a)	445	6,301
PetIQ, Inc. Class A (a)(b)	325	7,550
Premier, Inc. (a)	1,186	38,806
Providence Service Corp. (a)	201	11,031
R1 RCM, Inc. (a)	1,796	16,326
RadNet, Inc. (a)	726	7,630
Select Medical Holdings Corp. (a)	1,885	28,275
Surgery Partners, Inc. (a)	359	2,344
Tenet Healthcare Corp. (a)	1,868	26,899
The Ensign Group, Inc.	904	33,999
The Joint Corp. (a)(b)	195	2,116
Tivity Health, Inc. (a)(b)	776	4,881
Triple-S Management Corp.	439	6,190
U.S. Physical Therapy, Inc.	235	16,215
		1,291,205
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	2,883	20,296
Change Healthcare, Inc.	3,841	38,372
Computer Programs & Systems, Inc.	219	4,873
Evolent Health, Inc. (a)	1,292	7,016
Health Catalyst, Inc.	128	3,347
HealthStream, Inc. (a)	473	11,328
HMS Holdings Corp. (a)	1,578	39,876
Inovalon Holdings, Inc. Class A (a)	1,358	22,624
Inspire Medical Systems, Inc. (a)	257	15,492
Nextgen Healthcare, Inc. (a)	871	9,093
Omnicell, Inc. (a)	748	49,054
OptimizeRx Corp. (a)	217	1,966
Phreesia, Inc.	283	5,951
Simulations Plus, Inc. (b)	214	7,473
Tabula Rasa HealthCare, Inc. (a)(b)	345	18,040
Teladoc Health, Inc. (a)	1,287	199,464
Vocera Communications, Inc. (a)(b)	555	11,788
		466,053
Life Sciences Tools & Services - 1.4%
Accelerate Diagnostics, Inc. (a)(b)	430	3,582
Adaptive Biotechnologies Corp. (b)	393	10,918
Avantor, Inc.	3,969	49,573
Bio-Rad Laboratories, Inc. Class A (a)	383	134,264
Bio-Techne Corp.	673	127,614
Bruker Corp.	1,804	64,691
Charles River Laboratories International, Inc. (a)	868	109,550
Codexis, Inc. (a)(b)	853	9,519
Fluidigm Corp. (a)	1,219	3,096
Frontage Holdings Corp.(a)(d)	12,000	4,797
Luminex Corp.	761	20,950
Medpace Holdings, Inc. (a)	493	36,176
Nanostring Technologies, Inc. (a)	589	14,165
NeoGenomics, Inc. (a)	1,862	51,410
Pacific Biosciences of California, Inc. (a)	2,463	7,537
PRA Health Sciences, Inc. (a)	1,124	93,337
Quanterix Corp. (a)	242	4,446
Syneos Health, Inc. (a)	1,111	43,796
		789,421
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)	1,268	1,496
Aerie Pharmaceuticals, Inc. (a)(b)	730	9,855
Akcea Therapeutics, Inc. (a)(b)	283	4,047
Akorn, Inc. (a)	1,475	828
Amneal Pharmaceuticals, Inc. (a)	1,920	6,682
Amphastar Pharmaceuticals, Inc. (a)	597	8,859
ANI Pharmaceuticals, Inc. (a)	162	6,600
Arvinas Holding Co. LLC (a)	266	10,720
Assertio Therapeutics, Inc. (a)	1,469	955
Axsome Therapeutics, Inc. (a)	482	28,356
Biodelivery Sciences International, Inc. (a)	1,335	5,060
Cara Therapeutics, Inc. (a)(b)	737	9,736
Catalent, Inc. (a)	2,752	142,966
Chiasma, Inc. (a)(b)	595	2,172
Collegium Pharmaceutical, Inc. (a)(b)	523	8,541
Corcept Therapeutics, Inc. (a)	1,799	21,390
CorMedix, Inc. (a)(b)	448	1,608
CymaBay Therapeutics, Inc. (a)(b)	1,053	1,558
Durect Corp. (a)	3,358	5,205
Endo International PLC (a)	3,528	13,054
Evolus, Inc. (a)(b)	390	1,619
Horizon Pharma PLC (a)	3,331	98,664
Innoviva, Inc. (a)(b)	1,176	13,830
Intersect ENT, Inc. (a)	554	6,565
Intra-Cellular Therapies, Inc. (a)	965	14,832
Jazz Pharmaceuticals PLC (a)	1,007	100,438
Kala Pharmaceuticals, Inc. (a)	416	3,657
Lannett Co., Inc. (a)(b)	568	3,948
Mallinckrodt PLC (a)(b)	1,534	3,037
MyoKardia, Inc. (a)	826	38,723
Nektar Therapeutics (a)(b)	3,135	55,960
Ocular Therapeutix, Inc. (a)(b)	791	3,915
Odonate Therapeutics, Inc. (a)	203	5,605
Omeros Corp. (a)	873	11,672
OptiNose, Inc. (a)(b)	432	1,940
Pacira Biosciences, Inc. (a)	735	24,645
Paratek Pharmaceuticals, Inc. (a)(b)	563	1,773
Perrigo Co. PLC	2,421	116,426
Phibro Animal Health Corp. Class A	354	8,556
Prestige Brands Holdings, Inc. (a)	904	33,159
Reata Pharmaceuticals, Inc. (a)	455	65,675
Revance Therapeutics, Inc. (a)	744	11,011
Supernus Pharmaceuticals, Inc. (a)	914	16,443
TherapeuticsMD, Inc. (a)(b)	3,995	4,235
Theravance Biopharma, Inc. (a)(b)	827	19,112
Tricida, Inc. (a)	469	10,318
WAVE Life Sciences (a)(b)	363	3,401
Xeris Pharmaceuticals, Inc. (a)	633	1,234
Zogenix, Inc. (a)(b)	926	22,900
Zynerba Pharmaceuticals, Inc. (a)(b)	439	1,681
		994,662

TOTAL HEALTH CARE		8,305,330

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.1%
AAR Corp.	566	10,052
Aerojet Rocketdyne Holdings, Inc. (a)	1,294	54,128
AeroVironment, Inc. (a)	387	23,592
Astronics Corp. (a)	394	3,617
Axon Enterprise, Inc. (a)	1,057	74,804
BWX Technologies, Inc.	1,694	82,515
Cubic Corp. (b)	546	22,555
Curtiss-Wright Corp.	761	70,324
Ducommun, Inc. (a)	187	4,647
Hexcel Corp.	1,508	56,083
Kratos Defense & Security Solutions, Inc. (a)	1,580	21,867
Maxar Technologies, Inc. (b)	1,053	11,246
Mercury Systems, Inc. (a)	989	70,555
Moog, Inc. Class A	567	28,651
National Presto Industries, Inc.	93	6,585
Park Aerospace Corp.	334	4,208
Parsons Corp.	334	10,675
Spirit AeroSystems Holdings, Inc. Class A	1,845	44,151
Triumph Group, Inc.	876	5,922
Vectrus, Inc. (a)	202	8,365
		614,542
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	1,086	19,852
Atlas Air Worldwide Holdings, Inc. (a)	455	11,680
C.H. Robinson Worldwide, Inc.	2,400	158,880
Echo Global Logistics, Inc. (a)	475	8,113
Forward Air Corp.	508	25,730
Hub Group, Inc. Class A (a)	585	26,600
XPO Logistics, Inc. (a)	1,642	80,048
		330,903
Airlines - 0.3%
Alaska Air Group, Inc.	2,200	62,634
Allegiant Travel Co.	240	19,632
Hawaiian Holdings, Inc.	815	8,509
JetBlue Airways Corp. (a)	5,150	46,093
Mesa Air Group, Inc. (a)	427	1,405
SkyWest, Inc.	882	23,100
Spirit Airlines, Inc. (a)	1,197	15,429
		176,802
Building Products - 1.4%
A.O. Smith Corp.	2,440	92,256
AAON, Inc.	721	34,839
Advanced Drain Systems, Inc.	940	27,674
American Woodmark Corp. (a)	286	13,033
Apogee Enterprises, Inc.	472	9,827
Armstrong World Industries, Inc.	862	68,460
Builders FirstSource, Inc. (a)	2,090	25,561
CSW Industrials, Inc.	276	17,899
Gibraltar Industries, Inc. (a)	571	24,507
Griffon Corp.	744	9,412
Insteel Industries, Inc.	309	4,094
Jeld-Wen Holding, Inc. (a)	1,192	11,598
Lennox International, Inc.	623	113,255
Masonite International Corp. (a)(b)	453	21,495
NCI Building Systems, Inc. (a)	819	3,735
Owens Corning	1,943	75,408
Patrick Industries, Inc.	391	11,011
PGT, Inc. (a)	1,038	8,709
Quanex Building Products Corp.	597	6,018
Resideo Technologies, Inc. (a)	2,163	10,469
Simpson Manufacturing Co. Ltd.	723	44,812
Trex Co., Inc. (a)	1,038	83,185
Universal Forest Products, Inc.	1,106	41,132
		758,389
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	1,163	28,331
ACCO Brands Corp.	1,738	8,777
ADS Waste Holdings, Inc. (a)	1,290	42,312
Brady Corp. Class A	892	40,256
BrightView Holdings, Inc. (a)	525	5,807
Casella Waste Systems, Inc. Class A (a)	791	30,896
Cimpress PLC (a)	442	23,514
Clean Harbors, Inc. (a)	919	47,181
Covanta Holding Corp.	2,030	17,357
Deluxe Corp.	733	19,007
Ennis, Inc.	450	8,451
Harsco Corp. (a)	1,402	9,772
Healthcare Services Group, Inc. (b)	1,315	31,442
Herman Miller, Inc.	1,068	23,710
HNI Corp. (b)	746	18,792
IAA Spinco, Inc. (a)	2,376	71,185
Interface, Inc.	1,021	7,719
KAR Auction Services, Inc.	2,334	28,008
Kimball International, Inc. Class B	652	7,765
Knoll, Inc.	872	8,999
Matthews International Corp. Class A	539	13,038
McGrath RentCorp.	440	23,047
Mobile Mini, Inc.	802	21,036
MSA Safety, Inc. (b)	634	64,161
Pitney Bowes, Inc. (b)	3,005	6,130
Quad/Graphics, Inc.	617	1,555
R.R. Donnelley & Sons Co.	1,139	1,092
Rollins, Inc.	2,492	90,061
SP Plus Corp. (a)	406	8,425
Steelcase, Inc. Class A	1,557	15,368
Stericycle, Inc. (a)	1,622	78,797
Team, Inc. (a)(b)	520	3,380
Tetra Tech, Inc.	972	68,643
The Brink's Co.	893	46,481
U.S. Ecology, Inc.	450	13,680
UniFirst Corp.	274	41,399
Viad Corp.	354	7,515
		983,089
Construction & Engineering - 0.9%
AECOM (a)	2,798	83,520
Aegion Corp. (a)	524	9,395
Ameresco, Inc. Class A (a)	329	5,603
Arcosa, Inc.	867	34,455
Argan, Inc.	243	8,401
Comfort Systems U.S.A., Inc.	644	23,538
Construction Partners, Inc. Class A (a)	569	9,610
Dycom Industries, Inc. (a)	547	14,031
EMCOR Group, Inc.	999	61,259
Fluor Corp.	2,431	16,798
Granite Construction, Inc.	826	12,539
Great Lakes Dredge & Dock Corp. (a)	1,120	9,296
MasTec, Inc. (a)(b)	1,085	35,512
MYR Group, Inc. (a)	282	7,386
Northwest Pipe Co. (a)	172	3,827
NV5 Holdings, Inc. (a)(b)	182	7,515
Primoris Services Corp.	764	12,148
Quanta Services, Inc.	2,532	80,340
Sterling Construction Co., Inc. (a)	440	4,180
Tutor Perini Corp. (a)(b)	679	4,563
Valmont Industries, Inc.	378	40,060
Williams Scotsman Corp. (a)	942	9,542
		493,518
Electrical Equipment - 1.1%
Acuity Brands, Inc.	706	60,476
Allied Motion Technologies, Inc.	122	2,891
American Superconductor Corp. (a)	334	1,830
Atkore International Group, Inc. (a)	821	17,298
AZZ, Inc.	459	12,907
Bloom Energy Corp. Class A (a)(b)	412	2,155
Encore Wire Corp.	366	15,368
EnerSys	759	37,586
Generac Holdings, Inc. (a)	1,114	103,791
GrafTech International Ltd. (b)	1,086	8,818
Hubbell, Inc. Class B	966	110,839
nVent Electric PLC	2,780	46,899
Plug Power, Inc. (a)(b)	4,809	17,024
Powell Industries, Inc.	154	3,953
Regal Beloit Corp.	732	46,079
Sensata Technologies, Inc. PLC (a)	2,827	81,785
Sunrun, Inc. (a)	1,368	13,817
Thermon Group Holdings, Inc. (a)	586	8,831
TPI Composites, Inc. (a)	558	8,247
Vicor Corp. (a)	321	14,297
Vivint Solar, Inc. (a)(b)	809	3,535
		618,426
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	1,007	126,157
Raven Industries, Inc.	625	13,269
		139,426
Machinery - 4.6%
AGCO Corp.	1,116	52,731
Alamo Group, Inc.	169	15,004
Albany International Corp. Class A (b)	557	26,363
Allison Transmission Holdings, Inc.	2,121	69,166
Altra Industrial Motion Corp.	1,140	19,939
Astec Industries, Inc.	397	13,883
Barnes Group, Inc.	837	35,012
Blue Bird Corp. (a)	263	2,875
Briggs & Stratton Corp. (b)	660	1,195
Chart Industries, Inc. (a)	626	18,141
CIRCOR International, Inc. (a)	348	4,047
Colfax Corp. (a)(b)	1,509	29,878
Columbus McKinnon Corp. (NY Shares)	413	10,325
Commercial Vehicle Group, Inc. (a)	477	720
Crane Co.	911	44,803
Donaldson Co., Inc.	2,243	86,647
Douglas Dynamics, Inc.	401	14,240
Energy Recovery, Inc. (a)(b)	576	4,285
Enerpac Tool Group Corp. Class A (b)	944	15,623
EnPro Industries, Inc.	364	14,407
ESCO Technologies, Inc.	467	35,450
Evoqua Water Technologies Corp. (a)	1,262	14,147
Federal Signal Corp.	1,081	29,490
Flowserve Corp.	2,337	55,831
Franklin Electric Co., Inc.	694	32,708
Gardner Denver Holdings, Inc. (a)	6,158	152,718
Gates Industrial Corp. PLC (a)(b)	798	5,889
Gorman-Rupp Co.	315	9,831
Graco, Inc.	2,957	144,095
Greenbrier Companies, Inc.	576	10,218
Hillenbrand, Inc.	1,330	25,416
Hyster-Yale Materials Handling Class A	176	7,056
ITT, Inc.	1,563	70,898
John Bean Technologies Corp. (b)	569	42,260
Kadant, Inc.	195	14,557
Kennametal, Inc. (b)	1,449	26,980
Lincoln Electric Holdings, Inc.	1,086	74,934
Lindsay Corp. (b)	188	17,217
LiqTech International, Inc. (a)(b)	284	1,218
Lydall, Inc. (a)	315	2,035
Manitowoc Co., Inc. (a)	689	5,857
Meritor, Inc. (a)(b)	1,294	17,146
Middleby Corp. (a)	1,000	56,880
Miller Industries, Inc.	198	5,599
Mueller Industries, Inc.	1,009	24,155
Mueller Water Products, Inc. Class A (b)	2,843	22,772
Navistar International Corp. New (a)	1,183	19,508
NN, Inc.	763	1,320
Nordson Corp.	909	122,779
Omega Flex, Inc.	51	4,304
Oshkosh Corp.	1,211	77,904
Pentair PLC	2,987	88,893
Proto Labs, Inc. (a)(b)	479	36,466
RBC Bearings, Inc. (a)	446	50,304
REV Group, Inc.	503	2,098
Rexnord Corp.	2,177	49,353
Snap-On, Inc. (b)	974	105,991
Spartan Motors, Inc.	522	6,739
SPX Corp. (a)(b)	803	26,210
SPX Flow, Inc. (a)	775	22,026
Standex International Corp.	212	10,392
Sun Hydraulics Corp.	530	20,098
Tennant Co. (b)	319	18,486
Terex Corp.	1,192	17,117
Timken Co.	1,213	39,228
Toro Co.	1,888	122,890
TriMas Corp. (a)	811	18,734
Trinity Industries, Inc.	1,719	27,624
Wabash National Corp.	914	6,599
WABCO Holdings, Inc. (a)	907	122,490
Watts Water Technologies, Inc. Class A (b)	485	41,055
Welbilt, Inc. (a)	2,262	11,604
Woodward, Inc.	1,005	59,737
		2,514,590
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	1,300	2,405
Genco Shipping & Trading Ltd.	261	1,676
Kirby Corp. (a)	1,070	46,513
Matson, Inc.	747	22,873
		73,467
Professional Services - 1.1%
ASGN, Inc. (a)	950	33,554
Barrett Business Services, Inc.	136	5,391
CBIZ, Inc. (a)	969	20,271
CRA International, Inc.	139	4,644
Exponent, Inc.	926	66,589
Forrester Research, Inc. (a)	177	5,174
Franklin Covey Co. (a)	170	2,642
FTI Consulting, Inc. (a)	670	80,246
Heidrick & Struggles International, Inc.	326	7,335
Huron Consulting Group, Inc. (a)	406	18,416
ICF International, Inc.	329	22,602
Insperity, Inc.	681	25,401
Kelly Services, Inc. Class A (non-vtg.)	577	7,322
Kforce, Inc.	341	8,719
Korn Ferry	1,002	24,369
Manpower, Inc.	1,050	55,640
MISTRAS Group, Inc. (a)	308	1,312
Nielsen Holdings PLC	6,334	79,428
Resources Connection, Inc.	502	5,507
Robert Half International, Inc.	2,092	78,973
TriNet Group, Inc. (a)	793	29,864
TrueBlue, Inc. (a)	668	8,524
Upwork, Inc. (a)	1,123	7,243
Willdan Group, Inc. (a)	175	3,740
		602,906
Road & Rail - 0.9%
AMERCO	144	41,839
ArcBest Corp.	466	8,164
Avis Budget Group, Inc. (a)	996	13,844
Covenant Transport Group, Inc. Class A (a)	246	2,133
Heartland Express, Inc.	835	15,506
Hertz Global Holdings, Inc. (a)	1,768	10,926
J.B. Hunt Transport Services, Inc.	1,513	139,544
Knight-Swift Transportation Holdings, Inc. Class A (b)	2,184	71,635
Landstar System, Inc.	701	67,198
Marten Transport Ltd.	680	13,954
Ryder System, Inc.	937	24,774
Saia, Inc. (a)	463	34,049
Schneider National, Inc. Class B	584	11,295
Universal Logistics Holdings, Inc.	162	2,122
Werner Enterprises, Inc.	793	28,754
YRC Worldwide, Inc. (a)(b)	571	959
		486,696
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A (b)	1,866	41,313
Applied Industrial Technologies, Inc.	691	31,593
Beacon Roofing Supply, Inc. (a)	1,202	19,881
BlueLinx Corp. (a)	141	698
BMC Stock Holdings, Inc. (a)	1,216	21,560
CAI International, Inc. (a)	284	4,016
DXP Enterprises, Inc. (a)	292	3,580
Foundation Building Materials, Inc. (a)	307	3,159
GATX Corp. (b)	630	39,413
GMS, Inc. (a)	737	11,593
H&E Equipment Services, Inc.	535	7,854
HD Supply Holdings, Inc. (a)	2,951	83,897
Herc Holdings, Inc. (a)	427	8,736
Kaman Corp.	486	18,696
MRC Global, Inc. (a)	1,415	6,028
MSC Industrial Direct Co., Inc. Class A	794	43,646
Now, Inc. (a)(b)	1,926	9,938
Rush Enterprises, Inc. Class A	487	15,545
SiteOne Landscape Supply, Inc. (a)(b)	738	54,332
Textainer Group Holdings Ltd. (a)(b)	909	7,472
Titan Machinery, Inc. (a)	367	3,189
Triton International Ltd. (b)	948	24,525
Univar, Inc. (a)	2,499	26,789
Veritiv Corp. (a)	208	1,635
Watsco, Inc.	579	91,499
WESCO International, Inc. (a)	731	16,703
		597,290
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,387	35,022

TOTAL INDUSTRIALS		8,425,066

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.4%
Acacia Communications, Inc. (a)	667	44,809
ADTRAN, Inc.	800	6,144
Applied Optoelectronics, Inc. (a)(b)	368	2,793
CalAmp Corp. (a)	600	2,700
Calix Networks, Inc. (a)	811	5,742
Casa Systems, Inc. (a)	474	1,659
Ciena Corp. (a)	2,751	109,517
CommScope Holding Co., Inc. (a)	3,497	31,858
Comtech Telecommunications Corp.	430	5,715
Digi International, Inc. (a)	495	4,722
EchoStar Holding Corp. Class A (a)	800	25,576
Extreme Networks, Inc. (a)	2,154	6,656
F5 Networks, Inc. (a)	1,081	115,267
Harmonic, Inc. (a)	1,574	9,066
Infinera Corp. (a)(b)	2,694	14,278
Inseego Corp. (a)	926	5,769
InterDigital, Inc.	545	24,323
Juniper Networks, Inc.	5,941	113,711
Lumentum Holdings, Inc. (a)	1,375	101,338
NETGEAR, Inc. (a)	519	11,854
NetScout Systems, Inc. (a)	1,154	27,315
Plantronics, Inc. (b)	584	5,875
Sonus Networks, Inc. (a)	1,556	4,715
Ubiquiti, Inc. (b)	222	31,431
ViaSat, Inc. (a)	1,027	36,890
Viavi Solutions, Inc. (a)	4,108	46,051
		795,774
Electronic Equipment & Components - 2.7%
Akoustis Technologies, Inc. (a)(b)	458	2,459
Anixter International, Inc. (a)	536	47,098
Arlo Technologies, Inc. (a)	1,208	2,935
Arrow Electronics, Inc. (a)	1,450	75,212
Avnet, Inc.	1,802	45,230
Badger Meter, Inc.	525	28,140
Belden, Inc.	700	25,256
Benchmark Electronics, Inc.	656	13,113
Cognex Corp.	3,040	128,349
Coherent, Inc. (a)	434	46,182
CTS Corp.	598	14,884
Dolby Laboratories, Inc. Class A	1,134	61,474
ePlus, Inc. (a)	241	15,091
Fabrinet (a)	653	35,628
FARO Technologies, Inc. (a)	310	13,795
Fitbit, Inc. (a)	4,162	27,719
FLIR Systems, Inc.	2,388	76,153
II-VI, Inc. (a)	1,559	44,432
Insight Enterprises, Inc. (a)	629	26,500
IPG Photonics Corp. (a)	633	69,807
Itron, Inc. (a)	630	35,173
Jabil, Inc.	2,483	61,032
KEMET Corp.	1,048	25,320
Knowles Corp. (a)	1,504	20,124
Littelfuse, Inc.	434	57,904
Luna Innovations, Inc. (a)	393	2,417
Methode Electronics, Inc. Class A	646	17,074
MTS Systems Corp.	320	7,200
Napco Security Technolgies, Inc. (a)	199	3,019
National Instruments Corp.	2,098	69,402
nLIGHT, Inc. (a)	575	6,032
Novanta, Inc. (a)	625	49,925
OSI Systems, Inc. (a)	297	20,469
Par Technology Corp. (a)(b)	195	2,508
PC Connection, Inc.	210	8,654
Plexus Corp. (a)	527	28,753
Rogers Corp. (a)(b)	326	30,781
Sanmina Corp. (a)	1,228	33,500
ScanSource, Inc. (a)	434	9,283
SYNNEX Corp.	728	53,217
Tech Data Corp. (a)	630	82,436
TTM Technologies, Inc. (a)	1,711	17,692
Vishay Intertechnology, Inc.	2,330	33,575
Vishay Precision Group, Inc. (a)	221	4,438
		1,479,385
IT Services - 2.2%
3PEA International, Inc. (a)(b)	469	2,420
Alliance Data Systems Corp.	742	24,968
Brightcove, Inc. (a)	634	4,419
CACI International, Inc. Class A (a)	444	93,751
Cardtronics PLC (a)	664	13,891
Cass Information Systems, Inc.	215	7,559
Conduent, Inc. (a)	2,882	7,061
CoreLogic, Inc.	1,417	43,275
CSG Systems International, Inc.	581	24,315
DXC Technology Co.	4,558	59,482
Endurance International Group Holdings, Inc. (a)	1,447	2,793
Euronet Worldwide, Inc. (a)	962	82,463
EVERTEC, Inc.	1,083	24,617
EVO Payments, Inc. Class A (a)	719	11,001
ExlService Holdings, Inc. (a)	615	31,998
Fastly, Inc. Class A (b)	215	4,081
Genpact Ltd.	2,731	79,745
GreenSky, Inc. Class A (a)(b)	758	2,896
GTT Communications, Inc. (a)(b)	516	4,102
Hackett Group, Inc.	493	6,271
i3 Verticals, Inc. Class A (a)	254	4,849
International Money Express, Inc. (a)	443	4,045
KBR, Inc.	2,528	52,279
Limelight Networks, Inc. (a)	2,115	12,056
Liveramp Holdings, Inc. (a)	1,213	39,932
ManTech International Corp. Class A	474	34,446
Maximus, Inc.	1,139	66,290
MongoDB, Inc. Class A (a)(b)	620	84,655
NIC, Inc.	1,175	27,025
Perficient, Inc. (a)	572	15,495
Perspecta, Inc.	2,452	44,724
Repay Holdings Corp. (a)(b)	498	7,146
Sabre Corp.	4,931	29,241
Science Applications International Corp.	873	65,152
Switch, Inc. Class A	967	13,954
Sykes Enterprises, Inc. (a)	700	18,984
Ttec Holdings, Inc.	309	11,346
Unisys Corp. (a)	907	11,201
Verra Mobility Corp. (a)	2,282	16,293
Virtusa Corp. (a)	523	14,853
WEX, Inc. (a)	771	80,608
		1,185,682
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research, Inc. (a)(b)	160	4,738
Adesto Technologies Corp. (a)(b)	497	5,561
Advanced Energy Industries, Inc. (a)	674	32,682
Alpha & Omega Semiconductor Ltd. (a)	330	2,115
Ambarella, Inc. (a)	550	26,708
Amkor Technology, Inc. (a)	1,843	14,357
Axcelis Technologies, Inc. (a)	586	10,730
Brooks Automation, Inc.	1,296	39,528
Cabot Microelectronics Corp.	519	59,239
Ceva, Inc. (a)	387	9,648
Cirrus Logic, Inc. (a)	1,029	67,533
Cohu, Inc.	721	8,926
Cree, Inc. (a)	1,917	67,977
Cypress Semiconductor Corp.	6,565	153,096
Diodes, Inc. (a)	743	30,192
DSP Group, Inc. (a)	400	5,360
Enphase Energy, Inc. (a)	1,418	45,787
Entegris, Inc.	2,394	107,179
First Solar, Inc. (a)(b)	1,353	48,789
FormFactor, Inc. (a)	1,335	26,820
Ichor Holdings Ltd. (a)	385	7,377
Impinj, Inc. (a)(b)	264	4,411
Inphi Corp. (a)	813	64,365
Kulicke & Soffa Industries, Inc.	1,109	23,145
Lattice Semiconductor Corp. (a)	2,393	42,643
MACOM Technology Solutions Holdings, Inc. (a)(b)	785	14,860
MaxLinear, Inc. Class A (a)	1,159	13,526
MKS Instruments, Inc.	971	79,088
Monolithic Power Systems, Inc.	718	120,236
NeoPhotonics Corp. (a)	731	5,300
NVE Corp.	93	4,839
ON Semiconductor Corp. (a)	7,310	90,936
Onto Innovation, Inc. (a)	890	26,406
PDF Solutions, Inc. (a)	468	5,485
Photronics, Inc. (a)	1,237	12,692
Power Integrations, Inc.	524	46,285
Rambus, Inc. (a)	1,964	21,800
Semtech Corp. (a)	1,182	44,325
Silicon Laboratories, Inc. (a)	773	66,022
SMART Global Holdings, Inc. (a)	245	5,954
SolarEdge Technologies, Inc. (a)	866	70,908
SunPower Corp. (a)(b)	1,640	8,315
Synaptics, Inc. (a)	602	34,838
Ultra Clean Holdings, Inc. (a)	691	9,536
Universal Display Corp.	754	99,362
Veeco Instruments, Inc. (a)	859	8,221
Xperi Corp.	862	11,990
		1,709,830
Software - 5.8%
2U, Inc. (a)	1,112	23,597
8x8, Inc. (a)(b)	1,814	25,142
A10 Networks, Inc. (a)	1,034	6,421
ACI Worldwide, Inc. (a)	2,068	49,942
Agilysys, Inc. (a)	359	5,995
Alarm.com Holdings, Inc. (a)	638	24,825
Altair Engineering, Inc. Class A (a)(b)	671	17,782
Alteryx, Inc. Class A (a)(b)	867	82,512
Anaplan, Inc. (a)	1,527	46,207
AppFolio, Inc. (a)(b)	261	28,958
Appian Corp. Class A (a)(b)	623	25,063
Aspen Technology, Inc. (a)	1,212	115,225
Asure Software, Inc. (a)(b)	190	1,132
Avalara, Inc. (a)	1,167	87,058
Avaya Holdings Corp. (a)(b)	1,740	14,077
Benefitfocus, Inc. (a)	520	4,633
Blackbaud, Inc.	874	48,551
BlackLine, Inc. (a)	767	40,352
Bottomline Technologies, Inc. (a)	690	25,289
Box, Inc. Class A (a)	2,683	37,669
CDK Global, Inc.	2,148	70,562
Cerence, Inc. (a)	625	9,625
Ceridian HCM Holding, Inc. (a)	1,790	89,625
Cloudera, Inc. (a)(b)	4,423	34,809
CommVault Systems, Inc. (a)	739	29,915
Cornerstone OnDemand, Inc. (a)	946	30,036
Crowdstrike Holdings, Inc.	365	20,323
Digimarc Corp. (a)(b)	203	2,649
Digital Turbine, Inc. (a)	1,114	4,801
Domo, Inc. Class B (a)(b)	353	3,509
Dropbox, Inc. Class A (a)	3,837	69,450
Dynatrace, Inc.	1,609	38,359
Ebix, Inc. (b)	386	5,859
Elastic NV (a)	588	32,816
Envestnet, Inc. (a)(b)	934	50,231
Everbridge, Inc. (a)	601	63,922
FireEye, Inc. (a)	3,872	40,966
Five9, Inc. (a)	1,084	82,883
Forescout Technologies, Inc. (a)	639	20,186
Globalscape, Inc.	181	1,289
HubSpot, Inc. (a)	716	95,364
Intelligent Systems Corp. (a)	97	3,297
j2 Global, Inc.	819	61,302
LivePerson, Inc. (a)	1,119	25,457
LogMeIn, Inc.	864	71,954
Manhattan Associates, Inc. (a)	1,136	56,596
MicroStrategy, Inc. Class A (a)	144	17,006
Mitek Systems, Inc. (a)	666	5,248
MobileIron, Inc. (a)	1,563	5,939
Model N, Inc. (a)	471	10,461
New Relic, Inc. (a)	893	41,292
Nuance Communications, Inc. (a)	5,021	84,252
Nutanix, Inc. Class A (a)(b)	2,606	41,175
Onespan, Inc. (a)	605	10,981
Parametric Technology Corp. (a)	1,844	112,871
Paylocity Holding Corp. (a)	636	56,172
Pegasystems, Inc.	679	48,365
Pluralsight, Inc. (a)	1,442	15,833
Progress Software Corp.	803	25,696
Proofpoint, Inc. (a)	1,003	102,898
PROS Holdings, Inc. (a)	705	21,876
Q2 Holdings, Inc. (a)	781	46,126
QAD, Inc. Class A	197	7,866
Qualys, Inc. (a)	595	51,759
Rapid7, Inc. (a)	789	34,187
RealPage, Inc. (a)	1,413	74,790
SailPoint Technologies Holding, Inc. (a)(b)	1,480	22,526
SecureWorks Corp. (a)	178	2,049
ShotSpotter, Inc. (a)	137	3,765
Smartsheet, Inc. (a)	1,608	66,748
Smith Micro Software, Inc. (a)	420	1,768
SolarWinds, Inc. (a)(b)	1,139	17,848
SPS Commerce, Inc. (a)	628	29,208
SurveyMonkey (a)	1,576	21,292
Synchronoss Technologies, Inc. (a)(b)	613	1,870
Telaria, Inc. (a)	654	3,924
TeleNav, Inc. (a)(b)	663	2,864
Tenable Holdings, Inc. (a)	739	16,155
Teradata Corp. (a)	2,013	41,246
TiVo Corp.	2,228	15,774
Upland Software, Inc. (a)	367	9,843
Varonis Systems, Inc. (a)	548	34,891
Verint Systems, Inc. (a)	1,192	51,256
VirnetX Holding Corp. (a)(b)	1,196	6,542
Workiva, Inc. (a)	662	21,402
Yext, Inc. (a)	1,637	16,681
Zendesk, Inc. (a)	1,994	127,636
Zix Corp. (a)	990	4,267
Zoom Video Communications, Inc. Class A (b)	460	67,215
Zscaler, Inc. (a)	1,161	70,658
Zuora, Inc. (a)	1,218	9,805
		3,208,241
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	2,084	16,068
Avid Technology, Inc. (a)	586	3,944
Dell Technologies, Inc. (a)	2,759	109,118
Diebold Nixdorf, Inc. (a)(b)	1,390	4,893
Immersion Corp. (a)	618	3,312
NCR Corp. (a)	2,275	40,268
Pure Storage, Inc. Class A (a)	4,016	49,397
Xerox Holdings Corp.	3,309	62,672
		289,672

TOTAL INFORMATION TECHNOLOGY		8,668,584

MATERIALS - 5.0%
Chemicals - 2.4%
Advanced Emissions Solutions, Inc. (b)	295	1,938
AdvanSix, Inc. (a)(b)	498	4,751
Albemarle Corp. U.S.	1,887	106,370
American Vanguard Corp.	444	6,420
Amyris, Inc. (a)(b)	753	1,928
Ashland Global Holdings, Inc.	1,074	53,775
Axalta Coating Systems Ltd. (a)	3,721	64,262
Balchem Corp.	572	56,468
Cabot Corp.	996	26,016
CF Industries Holdings, Inc.	3,871	105,291
Chase Corp.	134	11,027
Element Solutions, Inc. (a)	3,975	33,231
Ferro Corp. (a)	1,435	13,432
GCP Applied Technologies, Inc. (a)	940	16,732
H.B. Fuller Co. (b)	896	25,025
Huntsman Corp.	3,583	51,703
Ingevity Corp. (a)	758	26,682
Innospec, Inc.	431	29,950
Intrepid Potash, Inc. (a)	1,501	1,201
Koppers Holdings, Inc. (a)	369	4,565
Kraton Performance Polymers, Inc. (a)	540	4,374
Kronos Worldwide, Inc. (b)	341	2,878
Livent Corp. (a)	2,689	14,117
Minerals Technologies, Inc.	615	22,300
NewMarket Corp.	131	50,156
Olin Corp.	2,883	33,645
OMNOVA Solutions, Inc. (a)	776	7,869
PolyOne Corp.	1,631	30,940
PQ Group Holdings, Inc. (a)	667	7,270
Quaker Chemical Corp.	233	29,423
Rayonier Advanced Materials, Inc.	825	875
RPM International, Inc. (b)	2,304	137,088
Sensient Technologies Corp. (b)	757	32,937
Stepan Co.	351	31,049
The Chemours Co. LLC	2,952	26,184
The Mosaic Co.	6,227	67,376
The Scotts Miracle-Gro Co. Class A	705	72,192
Tredegar Corp.	438	6,846
Trinseo SA	684	12,387
Tronox Holdings PLC	1,671	8,322
Valvoline, Inc.	3,363	44,022
Venator Materials PLC (a)(b)	844	1,452
W.R. Grace & Co.	1,003	35,707
Westlake Chemical Corp.	605	23,093
		1,343,269
Construction Materials - 0.2%
Eagle Materials, Inc.	746	43,581
Forterra, Inc. (a)	316	1,890
Summit Materials, Inc. (a)	1,973	29,595
U.S. Concrete, Inc. (a)	289	5,242
		80,308
Containers & Packaging - 1.2%
Aptargroup, Inc.	1,131	112,580
Berry Global Group, Inc. (a)	2,350	79,219
Graphic Packaging Holding Co.	5,150	62,830
Greif, Inc. Class A	463	14,395
Myers Industries, Inc.	682	7,332
O-I Glass, Inc.	2,742	19,496
Packaging Corp. of America	1,681	145,961
Sealed Air Corp.	2,747	67,878
Silgan Holdings, Inc.	1,355	39,322
Sonoco Products Co.	1,776	82,318
UFP Technologies, Inc. (a)	118	4,495
		635,826
Metals & Mining - 1.0%
Alcoa Corp. (a)	3,245	19,989
Allegheny Technologies, Inc. (a)	2,222	18,887
Carpenter Technology Corp.	841	16,400
Century Aluminum Co. (a)	922	3,338
Cleveland-Cliffs, Inc. (b)	6,983	27,583
Coeur d'Alene Mines Corp. (a)	4,205	13,498
Commercial Metals Co.	2,081	32,859
Compass Minerals International, Inc.	610	23,467
Gold Resource Corp.	1,152	3,168
Haynes International, Inc.	214	4,411
Hecla Mining Co.	9,138	16,631
Kaiser Aluminum Corp.	290	20,091
Materion Corp.	359	12,569
McEwen Mining, Inc. (b)	5,422	3,583
Reliance Steel & Aluminum Co.	1,187	103,969
Royal Gold, Inc.	1,167	102,358
Ryerson Holding Corp. (a)	318	1,692
Schnitzer Steel Industries, Inc. Class A	444	5,790
Steel Dynamics, Inc.	3,839	86,531
SunCoke Energy, Inc.	1,520	5,852
TimkenSteel Corp. (a)	642	2,074
United States Steel Corp. (b)	2,954	18,640
Warrior Metropolitan Coal, Inc.	891	9,462
Worthington Industries, Inc.	643	16,879
		569,721
Paper & Forest Products - 0.2%
Boise Cascade Co.	686	16,313
Clearwater Paper Corp. (a)	290	6,325
Domtar Corp.	1,003	21,705
Louisiana-Pacific Corp.	2,108	36,215
Mercer International, Inc. (SBI)	706	5,111
Neenah, Inc.	291	12,551
P.H. Glatfelter Co.	799	9,764
Resolute Forest Products (a)	1,407	1,773
Schweitzer-Mauduit International, Inc.	540	15,023
Verso Corp. (a)(b)	629	7,095
		131,875

TOTAL MATERIALS		2,760,999

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.3%
Acadia Realty Trust (SBI)	1,530	18,957
Agree Realty Corp.	819	50,696
Alexander & Baldwin, Inc.	1,187	13,318
Alexanders, Inc.	37	10,210
American Assets Trust, Inc.	842	21,050
American Campus Communities, Inc.	2,452	68,043
American Finance Trust, Inc.	1,862	11,638
American Homes 4 Rent Class A	4,543	105,398
Americold Realty Trust	3,413	116,179
Apartment Investment & Management Co. Class A	2,654	93,288
Apple Hospitality (REIT), Inc.	3,794	34,791
Armada Hoffler Properties, Inc.	996	10,657
Ashford Hospitality Trust, Inc.	1,407	1,040
Bluerock Residential Growth (REIT), Inc.	377	2,100
Braemar Hotels & Resorts, Inc.	532	904
Brandywine Realty Trust (SBI)	3,196	33,622
Brixmor Property Group, Inc.	5,327	50,607
CareTrust (REIT), Inc.	1,679	24,832
CatchMark Timber Trust, Inc.	887	6,404
CBL & Associates Properties, Inc.	2,758	552
Chatham Lodging Trust	828	4,918
City Office REIT, Inc.	956	6,912
Colony Capital, Inc.	8,877	15,535
Columbia Property Trust, Inc.	2,060	25,750
Community Healthcare Trust, Inc.	375	14,355
CoreCivic, Inc.	2,157	24,094
CorEnergy Infrastructure Trust, Inc.	226	4,154
CorePoint Lodging, Inc.	719	2,818
CoreSite Realty Corp.	672	77,885
Corporate Office Properties Trust (SBI)	2,006	44,393
Cousins Properties, Inc.	2,626	76,863
CubeSmart	3,454	92,533
CyrusOne, Inc.	2,019	124,673
DiamondRock Hospitality Co.	3,525	17,907
Douglas Emmett, Inc.	2,953	90,096
Easterly Government Properties, Inc.	1,310	32,278
EastGroup Properties, Inc.	684	71,464
Empire State Realty Trust, Inc.	2,742	24,568
EPR Properties	1,409	34,126
Equity Commonwealth	2,168	68,747
Essential Properties Realty Trust, Inc.	1,540	20,112
Federal Realty Investment Trust (SBI)	1,253	93,486
First Industrial Realty Trust, Inc.	2,267	75,332
Four Corners Property Trust, Inc.	1,232	23,051
Franklin Street Properties Corp.	1,908	10,933
Front Yard Residential Corp. Class B	884	10,564
Gaming & Leisure Properties	3,630	100,587
Getty Realty Corp.	636	15,099
Gladstone Commercial Corp.	628	9,018
Gladstone Land Corp.	335	3,970
Global Medical REIT, Inc.	692	7,003
Global Net Lease, Inc.	1,573	21,031
Government Properties Income Trust	877	23,898
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,201	24,512
Healthcare Realty Trust, Inc.	2,391	66,781
Healthcare Trust of America, Inc.	3,698	89,787
Hersha Hospitality Trust	643	2,302
Highwoods Properties, Inc. (SBI)	1,859	65,846
Hospitality Properties Trust (SBI)	2,877	15,536
Hudson Pacific Properties, Inc.	2,775	70,374
Independence Realty Trust, Inc.	1,584	14,161
Industrial Logistics Properties Trust	1,200	21,048
Investors Real Estate Trust	215	11,825
Iron Mountain, Inc.	5,114	121,713
iStar Financial, Inc.	1,305	13,846
JBG SMITH Properties	2,104	66,970
Jernigan Capital, Inc.	376	4,121
Kilroy Realty Corp.	1,741	110,902
Kimco Realty Corp.	7,544	72,950
Kite Realty Group Trust	1,473	13,949
Lamar Advertising Co. Class A	1,532	78,561
Lexington Corporate Properties Trust	4,447	44,159
Life Storage, Inc.	833	78,760
LTC Properties, Inc.	728	22,495
Mack-Cali Realty Corp.	1,606	24,459
Monmouth Real Estate Investment Corp. Class A	1,795	21,630
National Health Investors, Inc.	790	39,121
National Retail Properties, Inc.	3,056	98,373
National Storage Affiliates Trust	1,042	30,843
New Senior Investment Group, Inc.	1,499	3,837
NexPoint Residential Trust, Inc.	392	9,882
Omega Healthcare Investors, Inc.	3,887	103,161
Outfront Media, Inc.	2,591	34,927
Paramount Group, Inc.	3,769	33,167
Park Hotels & Resorts, Inc.	4,285	33,894
Pebblebrook Hotel Trust	2,380	25,918
Pennsylvania Real Estate Investment Trust (SBI) (b)	1,173	1,069
Physicians Realty Trust	3,508	48,902
Piedmont Office Realty Trust, Inc. Class A	2,280	40,265
Plymouth Industrial REIT, Inc.	248	2,768
Potlatch Corp.	1,209	37,951
Preferred Apartment Communities, Inc. Class A	795	5,708
PS Business Parks, Inc.	357	48,381
QTS Realty Trust, Inc. Class A	1,041	60,388
Ramco-Gershenson Properties Trust (SBI)	1,422	8,575
Rayonier, Inc.	2,307	54,330
Retail Opportunity Investments Corp.	2,059	17,069
Retail Properties America, Inc.	3,727	19,269
Retail Value, Inc.	274	3,357
Rexford Industrial Realty, Inc.	1,980	81,200
RLJ Lodging Trust	3,014	23,268
Ryman Hospitality Properties, Inc.	958	34,344
Sabra Health Care REIT, Inc.	3,680	40,186
Safety Income and Growth, Inc.	220	13,911
Saul Centers, Inc.	217	7,105
Senior Housing Properties Trust (SBI)	4,391	15,939
Seritage Growth Properties	589	5,366
SITE Centers Corp.	2,636	13,734
SL Green Realty Corp.	1,456	62,754
Spirit Realty Capital, Inc.	1,784	46,652
Stag Industrial, Inc.	2,653	59,746
Store Capital Corp.	3,816	69,146
Summit Hotel Properties, Inc.	1,848	7,799
Sunstone Hotel Investors, Inc.	4,070	35,450
Tanger Factory Outlet Centers, Inc. (b)	1,655	8,275
Taubman Centers, Inc.	1,093	45,775
Terreno Realty Corp.	1,198	61,997
The GEO Group, Inc.	2,206	26,825
The Macerich Co. (b)	1,931	10,872
UMH Properties, Inc.	656	7,124
Uniti Group, Inc.	3,385	20,412
Universal Health Realty Income Trust (SBI)	224	22,581
Urban Edge Properties	2,097	18,475
Urstadt Biddle Properties, Inc. Class A	529	7,459
Washington Prime Group, Inc. (b)	3,408	2,744
Washington REIT (SBI)	1,463	34,922
Weingarten Realty Investors (SBI)	2,179	31,443
Whitestone REIT Class B	715	4,433
Xenia Hotels & Resorts, Inc.	2,033	20,940
		4,601,158
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)(b)	165	1,266
Consolidated-Tomoka Land Co.	84	3,808
eXp World Holdings, Inc. (a)(b)	406	3,435
Forestar Group, Inc. (a)	275	2,846
Howard Hughes Corp. (a)(b)	773	39,052
Jones Lang LaSalle, Inc.	917	92,599
Kennedy-Wilson Holdings, Inc. (b)	2,218	29,766
Marcus & Millichap, Inc. (a)	407	11,030
Newmark Group, Inc.	2,769	11,768
RE/MAX Holdings, Inc.	300	6,576
Realogy Holdings Corp. (b)	2,003	6,029
Redfin Corp. (a)	1,506	23,223
The RMR Group, Inc.	266	7,174
The St. Joe Co. (a)(b)	555	9,313
		247,885

TOTAL REAL ESTATE		4,849,043

UTILITIES - 3.3%
Electric Utilities - 1.3%
Allete, Inc.	918	55,704
Avangrid, Inc.	990	43,342
El Paso Electric Co.	717	48,727
Hawaiian Electric Industries, Inc.	1,941	83,560
IDACORP, Inc.	894	78,484
MGE Energy, Inc.	609	39,871
NRG Energy, Inc.	4,475	121,989
OGE Energy Corp.	3,555	109,245
Otter Tail Corp.	712	31,656
PNM Resources, Inc.	1,423	54,074
Portland General Electric Co.	1,588	76,129
		742,781
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	287	24,599
National Fuel Gas Co.	1,534	57,203
New Jersey Resources Corp.	1,699	57,715
Northwest Natural Holding Co. (b)	548	33,839
ONE Gas, Inc.	936	78,268
South Jersey Industries, Inc. (b)	1,657	41,425
Southwest Gas Holdings, Inc.	971	67,543
Spire, Inc.	905	67,404
UGI Corp.	3,712	98,999
		526,995
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	633	10,869
Class C	1,369	25,737
Ormat Technologies, Inc. (b)	906	61,300
Sunnova Energy International, Inc.	239	2,407
Terraform Power, Inc.	1,391	21,936
		122,249
Multi-Utilities - 0.5%
Avista Corp.	1,195	50,776
Black Hills Corp.	1,090	69,793
MDU Resources Group, Inc.	3,562	76,583
NorthWestern Energy Corp.	897	53,668
Unitil Corp.	260	13,603
		264,423
Water Utilities - 0.3%
American States Water Co.	657	53,703
Cadiz, Inc. (a)	430	5,018
California Water Service Group	847	42,621
Middlesex Water Co.	319	19,178
SJW Corp. (b)	469	27,094
York Water Co.	227	9,865
		157,479

TOTAL UTILITIES		1,813,927

TOTAL COMMON STOCKS
(Cost $76,771,007)		53,874,175

Money Market Funds - 11.1%
Fidelity Cash Central Fund 0.29% (e)	1,092,865	1,093,193
Fidelity Securities Lending Cash Central Fund 0.28% (e)(f)	5,036,092	5,037,099
TOTAL MONEY MARKET FUNDS
(Cost $6,129,764)		6,130,292
TOTAL INVESTMENT IN SECURITIES - 108.8%
(Cost $82,900,771)		60,004,467
NET OTHER ASSETS (LIABILITIES) - (8.8)%(g)		(4,854,101)
NET ASSETS - 100%		$55,150,366

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	11	June 2020	$631,180	$39,415	$39,415
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	June 2020	718,900	24,792	24,792
TOTAL FUTURES CONTRACTS					$64,207

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,954 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $173,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,804
Fidelity Securities Lending Cash Central Fund	9,138
Total	$13,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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